AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 108.0%
Asset-Backed Securities — 7.7%
Automobiles — 1.6%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	899	$902,479
Series 2020-02, Class B
0.970%	02/18/26	280	275,411
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	2,000	2,030,714
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	355,483
Series 2019-03A, Class A, 144A
2.360%	03/20/26	6,538	6,356,792
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,940,415
Series 2020-02A, Class A, 144A
2.020%	02/20/27	4,644	4,400,406
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,638,815
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,354,458
Credit Acceptance Auto Loan Trust,
Series 2019-03A, Class A, 144A
2.380%	11/15/28	520	521,440
Series 2020-01A, Class A, 144A
2.010%	02/15/29	1,423	1,422,775
Series 2020-02A, Class A, 144A
1.370%	07/16/29	470	465,475
Series 2021-02A, Class A, 144A
0.960%	02/15/30	1,370	1,324,766
Drive Auto Receivables Trust,
Series 2021-02, Class B
0.580%	12/15/25	2,500	2,437,953
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	188	186,492
Series 2021-02A, Class B
0.570%	09/15/25	352	346,574
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	2,600	2,590,932
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,863,270
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,601,852
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	370,425
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	958,336
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24	510	510,566
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,442,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	$1,103,178
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,236,141
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	790	764,714
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	930	893,479
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28	835	830,844
Series 2021-02, Class D, 144A
1.138%	12/26/28	560	549,623
Series 2021-03, Class D, 144A
1.009%	02/26/29	530	514,256
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	619	619,236
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,317,667
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	711,589
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	208,736
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	1,150	1,120,545
Santander Drive Auto Receivables Trust,
Series 2020-02, Class B
0.960%	11/15/24	68	68,078
Series 2020-02, Class C
1.460%	09/15/25	1,167	1,163,296
Series 2020-03, Class C
1.120%	01/15/26	2,600	2,580,435
Series 2020-04, Class C
1.010%	01/15/26	1,600	1,581,841
Series 2021-01, Class C
0.750%	02/17/26	4,461	4,374,787
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,793,083
Series 2021-02, Class C
0.900%	06/15/26	3,881	3,771,866
Series 2021-02, Class D
1.350%	07/15/27	5,078	4,860,732
Series 2021-03, Class C
0.950%	09/15/27	5,245	5,089,329
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,611	1,557,136
			87,009,304
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligation — 0.1%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		4,570	$4,533,015
Collateralized Loan Obligations — 4.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.441%(c)	07/15/34		310	307,625
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.644%(c)	04/20/32		3,126	3,126,133
Series 2020-04A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	04/20/33		250	247,413
AIG CLO Ltd.,
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	04/20/32		250	247,959
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33		3,430	3,395,060
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.335%(c)	10/21/28		220	219,218
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31		1,042	1,034,510
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.559%(c)	11/02/30		250	249,002
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.494%(c)	10/13/30		490	488,047
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.328%(c)	01/28/31		380	377,991
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.328%(c)	01/28/31		2,000	1,986,787
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.368%(c)	01/28/31		570	566,632
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,722	1,881,794
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/15/31		765	759,713
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.264%(c)	04/20/31		500	$496,117
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.399%(c)	10/22/30		250	248,686
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.418%(c)	10/25/34		350	345,962
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.309%(c)	04/22/31		990	983,631
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,724	6,281,074
ARI Investments LLC,
—%(p)	01/06/25^		633	633,464
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		4,285	4,243,903
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.444%(c)	10/20/30		520	517,609
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33		1,335	1,322,199
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	07/18/30		883	878,250
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.539%(c)	05/17/31		1,042	1,033,996
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.444%(c)	07/20/34		2,210	2,184,514
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.344%(c)	04/20/31		1,650	1,639,236
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.439%(c)	10/22/30		794	792,141
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,083	2,274,131
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	3,810	4,156,474

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.241%(c)	01/15/31	365	$361,924
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.211%(c)	04/17/31	558	551,324
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	01/20/32	8,300	8,250,200
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35	3,040	3,007,154
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34	2,496	2,471,544
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/17/31	850	844,350
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	01/22/31	2,996	2,976,537
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.265%(c)	04/23/29	1,980	1,970,300
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/31	1,455	1,443,296
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	07/15/36	250	247,445
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34	2,958	2,926,074
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29	735	733,084
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/31	2,083	2,069,666
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.294%(c)	10/20/34	910	902,720
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.191%(c)	04/17/31	750	742,012
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.211%(c)	10/15/30	1,010	1,001,178
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.274%(c)	04/20/31		781	$773,193
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.374%(c)	07/20/31		325	322,984
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	01/18/31		260	258,342
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.409%(c)	10/29/29		3,713	3,699,152
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.384%(c)	10/20/34		550	543,470
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		3,126	3,100,323
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	04/15/34		2,083	2,061,968
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31		1,666	1,659,130
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		2,083	2,070,502
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,042	1,133,329
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,677	2,447,676
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.394%(c)	04/20/34		970	962,240
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		3,967	3,937,936
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,496	2,728,213
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		4,045	4,003,365

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31	4,380	$4,340,395
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.804%(c)	10/20/27	750	747,477
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	01/20/31	1,510	1,500,385
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	04/15/31	250	247,584
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	07/20/34	1,000	989,124
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.159%(c)	07/23/29	800	794,518
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.198%(c)	04/19/30	500	496,680
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.195%(c)	10/21/30	2,950	2,922,322
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.179%(c)	01/22/28	700	695,227
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32	4,575	4,524,943
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.238%(c)	07/27/31	950	943,011
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32	1,455	1,445,906
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.311%(c)	07/15/33	250	247,361
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	12/18/30	490	488,487
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30	1,666	1,654,404
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31	2,083	2,070,069
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.594%(c)	10/13/27	1,135	$1,129,464
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.504%(c)	10/20/30	590	587,574
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.478%(c)	04/28/34	990	980,543
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.401%(c)	07/15/34	825	815,873
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.281%(c)	04/15/34	2,755	2,723,883
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.347%(c)	04/26/31	3,359	3,336,045
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.404%(c)	07/20/34	1,105	1,093,422
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.258%(c)	01/25/31	1,990	1,974,814
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.201%(c)	04/16/31	1,250	1,236,497
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.509%(c)	10/22/30	285	282,896
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31	5,127	5,089,364
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	07/17/29	2,856	2,843,881
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.259%(c)	04/15/31	360	357,070
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.248%(c)	10/17/31	250	247,603
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	01/17/31	1,080	1,074,060
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.610%(c)	05/21/34	1,750	1,730,664

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31	2,553	$2,535,440
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.098%(c)	11/25/28	300	299,193
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.635%(c)	02/14/34	720	712,484
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.254%(c)	10/20/31	750	742,881
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	07/15/31	2,083	2,073,042
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.358%(c)	07/25/31	1,341	1,331,604
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/31	370	366,941
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.379%(c)	07/24/32	430	426,129
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.444%(c)	10/20/30	850	847,016
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	10/20/31	3,126	3,112,926
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	04/25/31	7,626	7,580,172
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
1.524%(c)	04/20/33	350	347,280
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.354%(c)	07/20/34	7,000	6,893,814
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.337%(c)	01/26/31	830	824,561
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.411%(c)	07/15/34	3,130	3,096,995
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.314%(c)	07/20/32		250	$247,247
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,714	1,884,666
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,155	4,573,256
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	10/15/30		370	368,583
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.201%(c)	04/16/31		1,419	1,403,552
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	04/20/33		272	269,382
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		1,815	1,796,906
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		2,083	2,063,024
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		1,396	1,391,749
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.411%(c)	07/15/34		250	247,429
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.324%(c)	10/20/28		1,597	1,592,009
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.584%(c)	01/20/33		1,140	1,134,977
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.425%(c)	07/21/34		580	573,620
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.330%(c)	10/20/34		600	592,800
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.461%(c)	10/15/29		2,365	2,357,876

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
1.371%(c)	10/15/30		610	$607,224
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.301%(c)	04/15/31		1,368	1,357,663
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		1,157	1,152,559
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31		1,821	1,808,566
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/31		11,250	11,190,931
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		1,140	1,125,024
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		2,198	2,187,560
				223,848,529
Consumer Loans — 0.4%
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	4,420,745
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	294,000
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	180,886
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,125	1,128,721
Series 2019-02A, Class A, 144A
2.780%	04/20/28		5,436	5,378,547
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,641,976
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		482	479,629
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	164,521
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		51	50,694
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,327,800
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,285	1,294,937
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	$2,722,682
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36		1,756	1,729,540
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		816	817,913
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		384	372,828
				23,005,419
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,681,301
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	784,835
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.598%(c)	03/15/29	GBP	584	766,534
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		541	542,253
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,051	1,388,312
				8,163,235
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,391,316
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	05/25/34		141	136,092
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
1.282%(c)	08/25/33		12	11,940
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.957%(c)	03/25/43		78	77,481
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.937%(c)	01/25/34		447	424,752

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/34	120	$113,115
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	04/25/34	253	244,907
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33	14	13,828
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
2.032%(c)	11/25/32	25	25,105
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	08/25/33	130	126,353
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	4,968	4,599,816
			5,773,389
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	633	631,608
Other — 0.4%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/05/49	3,272	3,247,047
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	856	835,549
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.199%(c)	08/09/24	955	933,828
DB Master Finance LLC,
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,050	1,847,996
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	273	267,992
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.297%(c)	06/17/37	4,261	4,246,535
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.441%(c)	07/17/37	106	105,763
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	46	44,095
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Navigator Aircraft ABS Ltd.,
Series 2021-01, Class A, 144A
2.771%	11/15/46	1,532	$1,411,169
Progress Residential Trust,
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	697	650,079
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24	3,208	3,145,060
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,093	5,075,694
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	537	537,192
			22,347,999
Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	02/25/34	36	34,949
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	10/25/34	99	96,875
Bayview Koitere Fund Trust,
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	239	237,116
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	138	136,077
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	661	656,004
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	519	513,810
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	191	190,399
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	07/25/36	4,612	4,339,369
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	11/25/34	72	71,756
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35	625	624,605
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.014%(cc)	05/25/35	9	8,545

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
4.770%(cc)	11/25/32		815	$787,967
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.932%(c)	06/25/34		114	113,415
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
2.302%(c)	01/25/35		107	107,269
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.684%(cc)	04/22/35		7,812	7,986,495
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.952%(c)	05/25/36		3,251	3,199,133
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.807%(c)	08/25/36		1,702	1,666,389
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	08/25/34		4	4,293
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.397%(c)	09/25/34		289	285,027
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	5,299
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	4,655	5,150,070
				26,214,862
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		421	422,144
Series 2019-25G, Class 1
2.690%	07/01/44		753	755,988
				1,178,132
Student Loans — 0.4%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.557%(c)	07/25/51		75	74,348
Series 2021-C, Class B, 144A
2.720%	07/26/55		127	119,219
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		2,169	2,145,361
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		184	182,830
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		587	573,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	$1,268,511
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	94,184
Series 2021-CA, Class D, 144A
4.440%	04/20/62	100	95,021
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.576%(c)	03/15/33	1	870
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,891,027
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	4,162	4,015,928
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	4,744	4,416,492
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	987	984,207
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46	1,574	1,564,801
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,413	1,387,410
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	751	744,112
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,765	2,725,521
			23,283,077

Total Asset-Backed Securities (cost $442,291,495)			427,379,885
Bank Loans — 1.8%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
3.957%(c)	12/17/26	1,808	1,778,865
Aerospace & Defense — 0.0%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.707%(c)	12/09/25	217	213,059
Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
4.250%(c)	08/11/28	830	819,832
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	600	618,750

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	3,020	$2,979,060
			4,417,642
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 1 Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.707%(c)	04/30/26	1,784	1,760,103
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	1,548	1,508,626
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.709%(c)	10/01/26	1,624	1,601,019
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, SOFR + 3.500%
4.000%(c)	02/26/29	2,470	2,418,543
Quikrete Holdings, Inc.,
Term Loan
—%(p)	06/11/28	1,160	1,136,961
			5,156,523
Commercial Services — 0.1%
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.750%(c)	08/15/25	1,598	1,575,283
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month LIBOR + 4.250%
4.710%(c)	10/30/26	907	897,102
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 3 - 6 Month LIBOR + 2.750%
3.500%(c)	09/23/26	1,623	1,609,260
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
4.457%(c)	08/27/25	1,439	1,431,929
			5,513,574
Computers — 0.1%
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	07/27/28	688	681,177
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	2,182	2,159,199
			2,840,376
Diversified Financial Services — 0.2%
Allspring Buyer LLC,
Term Loan, 3 Month LIBOR + 3.250%
4.313%(c)	11/01/28	940	932,886
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Diversified Financial Services (cont’d.)
Citadel Securities LP,
2021 Term Loan, SOFR + 2.500%
2.927%(c)	02/02/28	163	$161,497
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	1,625	1,615,663
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
2.756%(c)	10/06/23	1,000	990,000
FleetCor Technologies Operating Co. LLC,
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.207%(c)	04/28/28	705	692,220
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
2.449%(c)	07/03/24	978	962,881
Hudson River Trading LLC,
Term Loan, SOFR + 0.114%
3.427%(c)	03/20/28	940	923,769
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
3.207%(c)	01/26/28	1,072	1,055,984
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
3.006%(c)	11/05/28	2,070	2,037,979
VFH Parent LLC,
Initial Term Loan, SOFR + 3.000%
3.500%(c)	01/13/29	780	771,225
			10,144,104
Electronics — 0.0%
II-VI, Inc.,
Term Loan
—%(p)	12/08/28	1,460	1,439,316
Engineering & Construction — 0.0%
Brown Group Holding LLC,
Initial Term Loan, 3 Month LIBOR + 2.500%
3.506%(c)	06/07/28	1,492	1,463,999
Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/01/24	60	59,505
GVC Holdings Gibraltar Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 2.250%
3.743%(c)	03/29/27	526	518,135
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.957%(c)	05/29/26	1,675	1,659,637
UFC Holdings LLC,
Term Loan B-3, 1 - 3 Month LIBOR + 2.750%
3.500%(c)	04/29/26	1,641	1,622,297
			3,859,574
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%
3.500%(c)	05/30/25	77	76,795

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods — 0.1%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.707%(c)	01/29/27	1,199	$1,175,276
U.S. Foods, Inc.,
Incremental B-2019 Term Loan, 3 Month LIBOR + 2.000%
2.508%(c)	09/14/26	1,783	1,745,363
			2,920,639
Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	10/23/28	1,560	1,542,623
Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
4.756%(c)	02/18/27	186	183,920
Global Medical Response, Inc.,
2020 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	10/02/25	1,195	1,186,096
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.197%(c)	11/16/25	340	337,457
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.459%(c)	03/05/26	1,211	1,194,679
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
3.947%(c)	03/05/26	938	925,603
			3,827,755
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
3.506%(c)	02/01/27	979	960,407
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	02/19/28	1,708	1,679,016
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	11/03/24	794	782,970
New B-8 Term Loan, 3 Month LIBOR + 3.250%
3.707%(c)	12/23/26	606	592,033
New B-9 Term Loan, 1 Month LIBOR + 3.250%
3.707%(c)	07/31/27	721	705,119
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%
3.582%(c)	11/03/23	335	332,830
			4,091,968
Leisure Time — 0.0%
Alterra Mountain Co.,
Term Loan
—%(p)	08/17/28	1,135	1,121,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging — 0.1%
Caesars Resort Collection LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%
3.957%(c)	07/21/25	933	$926,910
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.209%(c)	11/30/23	1,137	1,132,432
Hilton Worldwide Finance LLC,
Refinanced Series B-2 Term Loan, 1 Month LIBOR + 1.750%
2.207%(c)	06/22/26	1,824	1,801,133
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.710%(c)	02/08/27	1,371	1,350,880
			5,211,355
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Term Loan
—%(p)	12/20/28	1,820	1,782,462
Media — 0.2%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
2.210%(c)	04/30/25	2,767	2,752,880
Term Loan B-2, 1 Month LIBOR + 1.750%
2.210%(c)	02/01/27	953	943,939
CSC Holdings LLC,
October 2018 Incremental Term Loan, 3 Month LIBOR + 2.250%
2.647%(c)	01/15/26	714	699,931
September 2019 Term Loan, 3 Month LIBOR + 2.500%
2.897%(c)	04/15/27	725	711,421
Entercom Media Corp.,
Term Loan B-2, 3 Month LIBOR + 2.500%
2.947%(c)	11/18/24	224	220,194
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
2.731%(c)	09/18/26	2,664	2,652,117
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	03/15/26	666	662,094
Virgin Media Bristol LLC,
N Facility, 3 Month LIBOR + 2.500%
2.897%(c)	01/31/28	2,370	2,335,538
Ziggo Financing Partnership (Netherlands),
Term Loan I, 3 Month LIBOR + 2.500%
2.897%(c)	04/28/28	1,005	987,480
			11,965,594
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
2.071%(c)	07/01/26	812	799,524
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
5.006%(c)	10/01/27	2,126	2,109,705

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals (cont’d.)
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 1.750%
2.250%(c)	03/15/28	1,916	$1,895,192
			4,004,897
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
2.207%(c)	11/19/26	1,221	1,194,396
Academy Ltd.,
Refinancing Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	11/05/27	878	869,945
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%
3.250%(c)	10/19/27	1,098	1,073,157
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.256%(c)	03/03/28	1,155	1,142,411
			4,279,909
Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, SOFR + 3.500%
4.000%(c)	02/15/29	2,369	2,340,424
Cloudera, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.250%(c)	10/08/28^	700	692,125
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.457%(c)	10/16/26	1,827	1,812,021
Michaels Cos., Inc.,
Term Loan
—%(p)	08/07/23^	838	628,524
Rackspace Technology Global, Inc.,
Term B Loan, 1 - 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	877	858,649
			6,331,743
Telecommunications — 0.1%
Delta Topco, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	12/01/27	1,498	1,472,201
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
3.927%(c)	01/31/26	1,752	1,711,074
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
3.105%(c)	03/09/27	1,160	1,127,616
			4,310,891
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.006%(c)	12/30/26	2,648	2,615,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Transportation (cont’d.)
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
1.992%(c)	02/24/25	1,070	$1,057,580
			3,673,335

Total Bank Loans (cost $98,088,611)			96,997,147
Commercial Mortgage-Backed Securities — 5.5%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	25,880
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.256%(cc)	02/15/50	1,000	53,390
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.797%(c)	11/15/33	350	335,457
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.897%(c)	11/15/32	190	178,931
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.397%(c)	11/15/32	380	360,775
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,795,643
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,866,295
Series 2019-BN18, Class A2
3.474%	05/15/62	975	973,948
Series 2019-BN20, Class A2
2.758%	09/15/62	3,588	3,431,866
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,624,994
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,369,244
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	2,017,297
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,131,806
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,930,233
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,285,348
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	8,500	8,558,801
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.119%(c)	03/15/37	6,435	6,276,878
Series 2021-C10, Class XA, IO
1.305%(cc)	07/15/54	24,062	2,093,635
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	2,950	3,020,920

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class XA, IO
1.338%(cc)	05/15/52	1,567	$118,068
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,709,870
Benchmark Mortgage Trust,
Series 2019-B09, Class AAB
3.933%	03/15/52	2,155	2,198,712
Series 2019-B13, Class XA, IO
1.127%(cc)	08/15/57	23,895	1,456,170
Series 2020-B18, Class A4
1.672%	07/15/53	2,000	1,764,941
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,336,027
Series 2020-B20, Class XA, IO
1.622%(cc)	10/15/53	12,490	1,168,365
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,617,159
Series 2021-B27, Class A4
2.103%	07/15/54	3,300	2,987,550
Series 2021-B28, Class XA, IO
1.289%(cc)	08/15/54	1,404	122,302
Series 2022-B33, Class A5
3.458%	03/15/55	3,500	3,533,311
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.397%(c)	11/15/35	8,761	8,652,120
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.317%(c)	10/15/36	2,106	2,097,277
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	191,653
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,875,628
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,830,315
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.702%(cc)	01/10/48	1,390	78,132
Series 2016-C06, Class A2
2.950%	11/10/49	3,740	3,647,012
Series 2016-C07, Class A2
3.585%	12/10/54	2,756	2,758,122
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.108%)
1.327%(c)	11/15/36	1,981	1,973,559
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,189,885
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	987,331
Series 2017-C04, Class A3
3.209%	10/12/50	2,054	2,020,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	$2,658,671
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,958,375
Series 2019-GC41, Class XA, IO
1.055%(cc)	08/10/56	29,575	1,695,226
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	3,097,397
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,936,628
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	475	475,572
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	910,811
Series 2013-CR10, Class ASB
3.795%	08/10/46	928	937,297
Series 2014-CR17, Class XA, IO
0.957%(cc)	05/10/47	1,966	31,444
Series 2014-CR18, Class A4
3.550%	07/15/47	84	83,706
Series 2014-CR20, Class A3
3.326%	11/10/47	3,247	3,230,817
Series 2014-CR21, Class A3
3.528%	12/10/47	900	894,665
Series 2014-UBS04, Class A3
3.430%	08/10/47	851	855,038
Series 2014-UBS05, Class ASB
3.548%	09/10/47	366	369,110
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,575	1,563,176
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	42,385	109,735
Series 2015-CR22, Class A3
3.207%	03/10/48	1,072	1,071,780
Series 2015-CR25, Class XA, IO
0.819%(cc)	08/10/48	604	13,784
Series 2015-CR26, Class A3
3.359%	10/10/48	4,433	4,400,379
Series 2015-DC01, Class A4
3.078%	02/10/48	3,196	3,138,677
Series 2015-LC21, Class A3
3.445%	07/10/48	3,995	3,965,963
Series 2015-LC23, Class A3
3.521%	10/10/48	2,876	2,876,008
Series 2015-LC23, Class C
4.607%(cc)	10/10/48	1,233	1,215,302
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,362,884
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	6,675,427
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
5.025%	08/09/24	5,116	5,001,801

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.377%(c)	05/15/36	1,247	$1,240,267
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,402	1,378,004
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	2,274,783
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,719,314
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
4.024%(c)	12/15/22	8,898	8,880,831
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
6.554%(c)	10/15/37	1,333	1,339,201
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	4,507	4,443,507
Series 2016-C06, Class XA, IO
1.866%(cc)	01/15/49	1,127	68,373
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,535,305
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,452,727
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	72,477
Series 2019-C17, Class A4
2.763%	09/15/52	2,209	2,113,819
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,346,006
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	497,380
DCP Rights, LLC,
3.285%	01/15/24	1,250	1,234,383
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	169,477
Series 2016-C03, Class A4
2.632%	08/10/49	2,374	2,318,658
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month LIBOR + 0.701% (Cap N/A, Floor 0.701%)
1.098%(c)	11/15/38	870	853,066
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.477%(c)	07/15/38	2,028	2,003,250
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
2.842%(cc)	07/25/22	504	5
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	274	278,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-M04, Class A2
3.610%	02/25/31	468	$494,928
Series 2019-M06, Class A2
3.450%	01/01/29	94	96,777
Series 2019-M14, Class X1, IO
0.588%(cc)	06/25/29	5,604	202,655
Series 2020-M36, Class X1, IO
1.460%(cc)	09/25/34	1,394	128,482
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	100,786
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0020, Class X1, IO
1.508%(cc)	05/25/22	1,016	10
Series K0021, Class X1, IO
1.384%(cc)	06/25/22	3,508	35
Series K0024, Class X1, IO
0.774%(cc)	09/25/22	7,060	16,247
Series K0025, Class X1, IO
0.777%(cc)	10/25/22	5,952	17,654
Series K0052, Class X1, IO
0.644%(cc)	11/25/25	25,592	506,707
Series K0055, Class X1, IO
1.353%(cc)	03/25/26	5,598	250,671
Series K0094, Class X1, IO
0.880%(cc)	06/25/29	3,960	213,178
Series K0094, Class XAM, IO
1.147%(cc)	06/25/29	4,252	321,394
Series K0095, Class XAM, IO
1.239%(cc)	06/25/29	964	76,675
Series K0097, Class X1, IO
1.090%(cc)	07/25/29	10,395	705,249
Series K0101, Class X1, IO
0.835%(cc)	10/25/29	815	43,431
Series K0736, Class X1, IO
1.308%(cc)	07/25/26	3,605	159,041
Series K0737, Class X1, IO
0.636%(cc)	10/25/26	9,613	228,621
Series K0741, Class X1, IO
0.572%(cc)	12/25/27	3,402	96,598
Series K0742, Class X1, IO
0.779%(cc)	03/25/28	3,503	121,703
Series K1517, Class X1, IO
1.330%(cc)	07/25/35	140	18,594
Series K1520, Class X1, IO
0.472%(cc)	02/25/36	2,834	136,371
Series KC05, Class X1, IO
1.204%(cc)	06/25/27	1,775	68,800
Series Q001, Class XA, IO
2.138%(cc)	02/25/32	5,583	526,746
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.385%(cc)	11/16/47	4,603	56,381
Series 2013-085, Class IA, IO
0.272%(cc)	03/16/47	6,556	61,161

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-107, Class AD
2.764%(cc)	11/16/47	533	$518,817
Series 2015-183, Class IO, IO
0.559%(cc)	09/16/57	3,350	99,284
Series 2017-008, Class IO, IO
0.423%(cc)	08/16/58	771	24,242
Series 2017-028, Class IO, IO
0.654%(cc)	02/16/57	681	28,437
Series 2017-041, Class IO, IO
0.631%(cc)	07/16/58	1,003	35,574
Series 2017-111, Class IO, IO
0.536%(cc)	02/16/59	1,115	44,123
Series 2017-145, Class IO, IO
0.518%(cc)	04/16/57	1,104	40,104
Series 2017-157, Class IO, IO
0.598%(cc)	12/16/59	627	25,809
Series 2020-109, Class AI, IO
0.842%(cc)	05/16/60	1,039	69,502
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,313	232,530
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,857	445,370
Series 2021-60, Class IO, IO
0.823%(cc)	05/16/63	1,372	96,291
Series 2021-68, Class IO, IO
0.897%(cc)	10/16/62	1,670	122,185
Series 2022-03, Class IO
0.641%(cc)	02/16/61	2,193	146,133
Series 2022-59, Class IO
0.571%(cc)	02/16/62	3,500	227,617
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	491,162
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.300%)
1.947%(c)	09/15/31	6,065	5,470,026
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.597%(c)	06/15/38	320	319,909
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,919	1,922,981
Series 2014-GC26, Class A4
3.364%	11/10/47	1,283	1,270,631
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	2,136	2,125,937
Series 2015-GC30, Class B
4.028%(cc)	05/10/50	849	839,561
Series 2015-GS01, Class A3
3.734%	11/10/48	110	110,914
Series 2019-GC38, Class A2
3.872%	02/10/52	678	685,061
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	3,392,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-GC42, Class A3
2.749%	09/01/52	4,520	$4,298,840
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,194,859
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	318,967
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
4.886%(cc)	01/15/47	306	309,975
Series 2014-C23, Class ASB
3.657%	09/15/47	384	387,494
Series 2015-C30, Class C
4.264%(cc)	07/15/48	2,021	1,933,189
Series 2015-C31, Class B
4.622%(cc)	08/15/48	1,983	2,003,766
Series 2015-C33, Class A3
3.504%	12/15/48	515	508,856
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	3,012,590
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	583	583,901
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	434,930
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.397%(c)	07/15/36	500	484,413
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.197%(c)	04/15/38	189	185,958
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.197%(c)	05/15/36	690	684,157
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,990,855
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.347%(c)	11/15/38	1,670	1,641,170
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
1.198%(c)	04/15/38	650	639,424
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.097%(c)	07/15/38	700	686,814
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	637	634,251
Series 2013-C08, Class A3
2.863%	12/15/48	856	853,897

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C09, Class A3
2.834%	05/15/46	2,186	$2,176,475
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.441%(c)	07/15/46	1,531	1,531,312
Series 2014-C19, Class A4
3.526%	12/15/47	400	401,074
Series 2015-C26, Class ASB
3.323%	10/15/48	977	981,844
Series 2016-C32, Class XA, IO
0.658%(cc)	12/15/49	4,551	117,807
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,421,499
Morgan Stanley Capital I Trust,
Series 2017-H01, Class XD, IO, 144A
2.161%(cc)	06/15/50	700	66,557
Series 2018-H04, Class A4
4.310%	12/15/51	405	422,531
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.297%(c)	07/15/35	160	157,988
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.797%(c)	05/15/36	4,501	4,440,943
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	1,050,379
Series 2019-L02, Class A4
4.071%	03/15/52	252	259,454
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,448,722
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	316,413
Oak Street Investment Grade Net Lease Fund,
Series 2020-01A, Class A1, 144A
1.850%	11/20/50	2,344	2,202,888
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.010%(cc)	02/10/32	12,180	348
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.347%(c)	01/15/36	380	374,292
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	1,044,757
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.750%)
1.340%(c)	11/11/34	1,738	1,714,498
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.100%(c)	06/15/26	710	693,951
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.247%(c)	03/15/38	499	$492,201
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	799,843
Series 2017-C05, Class A4
3.212%	11/15/50	2,437	2,383,942
Series 2017-C06, Class A4
3.320%	12/15/50	3,160	3,132,256
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,443,411
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	2,016,938
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	385	384,036
Series 2013-C05, Class A4
3.185%	03/10/46	2,906	2,913,504
Series 2013-C06, Class A3
2.971%	04/10/46	2,404	2,401,421
Series 2013-C06, Class A4
3.244%	04/10/46	1,820	1,826,053
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	632	624,539
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,132,347
Series 2016-LC24, Class A3
2.684%	10/15/49	2,554	2,482,056
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,414,525
Series 2017-C38, Class A4
3.190%	07/15/50	1,890	1,881,663
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	3,160,329
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	149,695
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,788,145
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,238,724
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45	936	936,337
Series 2013-C13, Class ASB
2.654%	05/15/45	190	190,185
Series 2014-C20, Class AS
4.176%	05/15/47	800	803,373
Series 2014-C21, Class ASB
3.393%	08/15/47	663	668,262

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C25, Class C
4.311%(cc)	11/15/47	1,967	$1,892,595

Total Commercial Mortgage-Backed Securities (cost $312,617,380)			302,596,133
Corporate Bonds — 35.3%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24	3,141	3,038,886
2.196%	02/04/26	1,363	1,289,597
2.700%	02/01/27	441	423,535
2.800%	03/01/27	369	352,436
3.100%	05/01/26	324	318,006
3.200%	03/01/29(a)	838	799,836
3.250%	02/01/35	1,409	1,260,321
3.550%	03/01/38	151	134,381
3.750%	02/01/50(a)	567	507,235
3.825%	03/01/59	945	789,458
4.875%	05/01/25(a)	2,325	2,400,977
5.150%	05/01/30	3,070	3,269,724
5.705%	05/01/40(a)	953	1,067,464
5.805%	05/01/50	5,097	5,881,863
5.930%	05/01/60	817	945,735
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	2,533	2,558,356
5.400%	02/01/27	84	85,468
Gtd. Notes, 144A
6.950%	01/17/28	200	211,500
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	316	319,517
3.500%	05/15/25	97	98,766
4.250%	04/01/40	35	38,128
4.250%	04/01/50	253	284,384
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28(a)	1,408	1,464,301
4.854%	04/27/35	239	260,216
5.054%	04/27/45	386	439,560
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	117	117,990
3.550%	01/15/26	204	209,060
3.800%	03/01/45	351	359,135
4.070%	12/15/42	223	236,659
4.090%	09/15/52	273	299,618
4.500%	05/15/36	234	258,261
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25(a)	1,157	1,155,616
3.250%	01/15/28	612	612,187
4.030%	10/15/47	274	288,142
5.150%	05/01/40	510	594,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
5.250%	05/01/50(a)	2,123	$2,653,857
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	609	564,365
2.820%	09/01/51(a)	770	650,240
3.030%	03/15/52	887	780,980
3.125%	05/04/27(a)	2,170	2,175,875
3.150%	12/15/24	290	291,341
3.950%	08/16/25	472	487,097
4.125%	11/16/28	2,655	2,775,673
4.500%	06/01/42	419	461,240
			43,211,486
Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	776	753,796
2.450%	02/04/32(a)	7,241	6,295,987
3.875%	09/16/46	278	235,696
4.400%	02/14/26	609	630,424
4.800%	02/14/29	49	51,459
5.800%	02/14/39(a)	2,310	2,502,996
5.950%	02/14/49	1,168	1,270,917
6.200%	02/14/59	155	172,433
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	1,345	1,355,804
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	1,011	891,960
2.789%	09/06/24	3,941	3,891,623
3.557%	08/15/27	3,538	3,442,932
4.540%	08/15/47	1,319	1,177,422
4.742%	03/16/32	2,065	2,077,646
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	300	275,772
4.448%	03/16/28	5,285	5,297,395
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	624	615,936
2.125%	11/10/31(a)	1,465	1,320,561
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	424	418,784
2.100%	05/01/30(a)	463	416,884
2.500%	08/22/22	833	836,723
2.500%	11/02/22	303	304,617
4.500%	03/20/42	117	117,434
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	675	689,124
6.150%	09/15/43(a)	483	511,794
7.000%	08/04/41	264	303,909

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	$580,185
			36,440,213
Airlines — 0.4%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	130	126,602
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	126	119,222
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29(a)	223	211,845
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)	1,086	1,085,189
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	155	154,674
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	3,831	4,100,578
Sr. Unsec’d. Notes
2.900%	10/28/24	199	194,655
3.800%	04/19/23	358	361,710
7.375%	01/15/26(a)	987	1,067,919
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,273	1,282,052
4.750%	10/20/28	1,168	1,178,430
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	775	806,882
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	5,376	5,747,388
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	805,976
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	622	623,712
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	152	152,828
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	106	105,110
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	88	85,671
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	763	722,638
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	133	$128,134
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	337	307,348
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	957	942,263
4.625%	04/15/29	1,108	1,054,815
			21,365,641
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	205	208,113
4.875%	05/15/26(a)	845	854,996
NIKE, Inc.,
Sr. Unsec’d. Notes
2.400%	03/27/25(a)	345	343,080
2.750%	03/27/27(a)	594	591,391
2.850%	03/27/30(a)	483	476,823
3.250%	03/27/40(a)	931	905,004
3.375%	03/27/50(a)	393	390,309
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	106,476
			3,876,192
Auto Manufacturers — 0.6%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25	4,750	4,744,775
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	770	687,620
4.750%	01/15/43	375	339,309
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	1,305	1,176,337
2.900%	02/10/29	200	178,186
3.350%	11/01/22	3,290	3,298,919
3.625%	06/17/31	1,099	993,089
3.815%	11/02/27	280	266,166
4.000%	11/13/30(a)	1,787	1,681,621
4.125%	08/17/27	922	901,568
4.950%	05/28/27	1,330	1,352,203
5.113%	05/03/29(a)	450	453,038
5.125%	06/16/25	200	205,007
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,761,888
5.150%	04/01/38	176	178,973
5.400%	10/02/23	269	278,733
5.950%	04/01/49(a)	692	772,512
6.125%	10/01/25(a)	462	496,479

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
6.250%	10/02/43		990	$1,129,772
6.600%	04/01/36		50	58,000
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22		270	270,048
3.700%	05/09/23		558	563,372
4.000%	01/15/25		818	828,648
4.000%	10/06/26		149	149,516
4.250%	05/15/23		110	111,909
4.300%	07/13/25		538	545,851
4.350%	04/09/25		512	521,474
4.350%	01/17/27		210	213,792
Sr. Unsec’d. Notes
2.350%	02/26/27(a)		500	466,351
2.400%	10/15/28		1,058	951,171
2.900%	02/26/25		159	156,088
3.100%	01/12/32(a)		2,005	1,804,170
5.650%	01/17/29		190	205,740
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,146	1,141,418
3.522%	09/17/25		2,010	1,968,007
4.345%	09/17/27		2,188	2,157,408
				33,009,158
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		103	104,050
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		617	564,232
				668,282
Banks — 10.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		1,101	1,126,269
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.166%	02/18/25(a)		3,215	3,131,275
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27(a)		776	785,753
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	16,041
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.358%(c)	04/12/23		800	804,302
Sr. Unsec’d. Notes
1.849%	03/25/26		4,800	4,489,295
2.746%	05/28/25		2,200	2,145,265
3.848%	04/12/23		600	608,145
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,264	$2,281,611
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	1,911	1,814,541
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27(a)	4,889	4,544,628
1.843%(ff)	02/04/25(a)	4,350	4,256,481
2.299%(ff)	07/21/32	1,687	1,501,346
2.551%(ff)	02/04/28(a)	983	940,183
2.572%(ff)	10/20/32	2,619	2,385,305
2.592%(ff)	04/29/31	2,256	2,084,007
2.972%(ff)	02/04/33	1,366	1,281,229
3.004%(ff)	12/20/23	1,168	1,170,968
3.311%(ff)	04/22/42	352	325,707
3.419%(ff)	12/20/28	2,065	2,046,546
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,214	1,227,626
3.500%	04/19/26(a)	476	482,599
3.593%(ff)	07/21/28	1,427	1,430,487
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	2,080	1,947,972
1.898%(ff)	07/23/31	16,419	14,339,110
2.015%(ff)	02/13/26	1,000	962,752
2.496%(ff)	02/13/31	1,402	1,286,459
2.676%(ff)	06/19/41	5,550	4,703,790
3.194%(ff)	07/23/30	1,496	1,448,481
3.550%(ff)	03/05/24	1,310	1,318,910
3.705%(ff)	04/24/28	850	856,769
3.824%(ff)	01/20/28	2,588	2,618,664
3.970%(ff)	03/05/29	974	990,496
3.974%(ff)	02/07/30	623	633,286
4.000%	04/01/24(a)	1,963	2,015,966
4.083%(ff)	03/20/51	8,686	8,968,425
4.125%	01/22/24(a)	1,013	1,039,775
4.271%(ff)	07/23/29	211	217,910
4.330%(ff)	03/15/50	517	553,790
5.000%	01/21/44	1,135	1,310,545
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,300	1,214,223
Sub. Notes, MTN
4.000%	01/22/25	895	911,666
4.200%	08/26/24	687	704,024
4.250%	10/22/26	132	136,020
4.450%	03/03/26	2,273	2,351,682
Sub. Notes, Series L, MTN
3.950%	04/21/25	3,440	3,503,350
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	1,213	1,168,647
2.650%	03/08/27	3,200	3,095,394
Sub. Notes
3.803%(ff)	12/15/32(a)	228	225,774
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	1,110	1,095,768

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.050%	01/26/27(a)	4,895	$4,721,073
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	355	342,779
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	3,235	3,087,782
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25(a)	730	689,197
2.951%	03/11/27	4,540	4,456,901
Sr. Unsec’d. Notes, MTN
1.950%	02/02/27(a)	1,440	1,360,514
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,030	1,030,468
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	441,613
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	4,028	4,229,083
Sub. Notes
5.088%(ff)	06/20/30	3,792	3,930,859
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,185,424
2.219%(ff)	06/09/26	2,406	2,286,262
2.591%(ff)	01/20/28	1,148	1,080,258
2.871%(ff)	04/19/32	965	881,969
3.132%(ff)	01/20/33	1,650	1,527,638
3.375%	01/09/25	1,720	1,714,729
4.400%	08/14/28	3,180	3,248,070
4.705%(ff)	01/10/25(a)	2,121	2,165,693
5.198%(ff)	01/10/30	928	992,255
Sub. Notes, 144A
4.625%	03/13/27(a)	830	849,009
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	844,963
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,645	3,358,888
Sub. Notes, 144A
5.150%	07/21/24	1,017	1,047,977
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	725	711,667
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(oo)	735	742,892
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	823	824,535
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)	1,301	1,334,047
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	108,088
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	1,866	$1,780,546
1.462%(ff)	06/09/27	1,010	929,940
1.678%(ff)	05/15/24(a)	721	714,580
2.561%(ff)	05/01/32	8,467	7,668,392
2.572%(ff)	06/03/31	5,041	4,612,546
2.976%(ff)	11/05/30	3,023	2,875,106
3.057%(ff)	01/25/33	177	165,671
3.106%(ff)	04/08/26	1,957	1,940,535
3.668%(ff)	07/24/28	4,251	4,254,894
3.700%	01/12/26(a)	405	410,231
3.785%(ff)	03/17/33(a)	1,250	1,242,188
3.887%(ff)	01/10/28	2,286	2,310,784
4.412%(ff)	03/31/31(a)	3,470	3,613,235
4.650%	07/30/45	2,458	2,720,683
4.650%	07/23/48	826	934,148
8.125%	07/15/39	150	227,171
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28(a)	4,250	4,147,218
Sub. Notes
4.050%	07/30/22	145	146,276
4.400%	06/10/25	822	845,849
4.450%	09/29/27	2,312	2,383,525
4.600%	03/09/26	225	233,521
4.750%	05/18/46	192	205,667
5.300%	05/06/44	271	308,223
5.500%	09/13/25	2,716	2,901,216
6.125%	08/25/36(a)	558	669,113
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	935,521
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	638,618
3.758%(ff)	04/06/33	370	369,096
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	2,277	2,127,864
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,250	1,178,697
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	1,040	1,029,146
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,155	1,166,032
4.550%	04/17/26	350	356,085
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	710,694
2.193%(ff)	06/05/26	3,441	3,235,562
2.997%(ff)	12/14/23	253	252,977
3.091%(ff)	05/14/32	1,347	1,211,950
4.194%(ff)	04/01/31	3,496	3,454,627
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23(a)	426	420,759
1.226%	06/22/24	200	190,852

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.621%(ff)	09/11/26	890	$823,046
3.244%(ff)	12/20/25	1,100	1,084,314
5.375%	01/12/24	1,680	1,735,080
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, SOFR + 1.219%
1.423%(c)	11/16/27	715	693,520
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	1,825	1,694,622
2.311%(ff)	11/16/27	545	501,422
2.552%(ff)	01/07/28	504	465,757
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23(a)	3,255	3,162,623
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	1,219	1,230,287
3.450%	07/27/26	563	561,076
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.707%(ff)	11/01/27(a)	4,405	4,093,978
2.375%	01/28/25	2,475	2,421,331
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	1,410	1,418,205
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	05/02/22(oo)	84	68,575
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	215	220,768
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	10,195	9,409,252
1.948%(ff)	10/21/27	190	176,658
2.383%(ff)	07/21/32	810	719,787
2.615%(ff)	04/22/32	2,689	2,444,152
2.640%(ff)	02/24/28	5,834	5,583,572
2.650%(ff)	10/21/32	179	162,585
2.908%(ff)	07/21/42(a)	415	357,074
3.102%(ff)	02/24/33	6,901	6,511,790
3.200%	02/23/23(a)	1,189	1,199,460
3.210%(ff)	04/22/42	181	162,545
3.272%(ff)	09/29/25	400	400,144
3.500%	04/01/25	6,695	6,749,303
3.500%	11/16/26	1,064	1,068,335
3.615%(ff)	03/15/28	290	290,014
3.691%(ff)	06/05/28	531	532,235
3.750%	05/22/25	2,540	2,579,846
3.750%	02/25/26	948	964,138
3.850%	01/26/27	1,664	1,683,495
4.223%(ff)	05/01/29	521	533,682
4.750%	10/21/45	683	765,090
6.250%	02/01/41	3,582	4,624,950
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
1.676%(c)	05/15/26	766	769,251
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24(a)	397	403,837
4.000%	03/03/24	2,235	2,281,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.250%	10/21/25	1,424	$1,462,730
5.150%	05/22/45	1,862	2,089,380
6.750%	10/01/37	4,567	5,769,186
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(a)(oo)	1,160	1,044,109
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	2,130	2,020,558
1.162%(ff)	11/22/24(a)	4,355	4,207,700
2.099%(ff)	06/04/26	1,634	1,553,489
2.251%(ff)	11/22/27	647	602,760
2.633%(ff)	11/07/25	17,415	16,995,608
2.804%(ff)	05/24/32	764	695,544
2.848%(ff)	06/04/31(a)	1,317	1,218,482
4.292%(ff)	09/12/26	545	552,632
4.583%(ff)	06/19/29	1,457	1,503,039
4.950%	03/31/30(a)	390	417,251
Sub. Notes
4.250%	03/14/24(a)	1,210	1,228,102
4.250%	08/18/25(a)	1,538	1,556,073
4.762%(ff)	03/29/33	1,010	1,037,582
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	245	226,291
3.550%	04/09/24(a)	545	551,544
4.017%(ff)	03/28/28	418	420,879
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,160	1,161,878
3.375%	01/12/23	942	944,629
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	3,859	3,894,642
5.710%	01/15/26	300	308,846
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,251,018
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)	442	442,007
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	2,188	2,158,633
1.578%(ff)	04/22/27	12,610	11,746,777
2.005%(ff)	03/13/26	1,225	1,182,302
2.083%(ff)	04/22/26	2,758	2,658,341
2.182%(ff)	06/01/28	462	433,695
2.522%(ff)	04/22/31	2,319	2,147,372
2.525%(ff)	11/19/41	5,500	4,553,409
2.545%(ff)	11/08/32	995	908,184
2.739%(ff)	10/15/30	2,748	2,600,088
2.947%(ff)	02/24/28(a)	4,250	4,147,350
2.950%	10/01/26	292	290,127
2.963%(ff)	01/25/33(a)	6,175	5,827,719
3.109%(ff)	04/22/51	278	247,237
3.157%(ff)	04/22/42	308	279,158
3.200%	06/15/26	1,230	1,235,540
3.220%(ff)	03/01/25	169	169,677

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.328%(ff)	04/22/52	147	$136,007
3.509%(ff)	01/23/29	1,096	1,094,412
3.540%(ff)	05/01/28	4,169	4,181,474
3.702%(ff)	05/06/30	62	62,434
3.782%(ff)	02/01/28	4,089	4,140,918
3.797%(ff)	07/23/24	562	568,487
3.897%(ff)	01/23/49	609	616,585
3.900%	07/15/25	304	312,446
3.960%(ff)	01/29/27	1,442	1,473,510
3.964%(ff)	11/15/48	771	788,376
4.005%(ff)	04/23/29	5,020	5,125,533
4.023%(ff)	12/05/24	209	212,349
4.032%(ff)	07/24/48	376	389,106
4.203%(ff)	07/23/29	1,014	1,046,867
4.260%(ff)	02/22/48	1,056	1,125,758
4.452%(ff)	12/05/29(a)	1,055	1,102,753
Sub. Notes
2.956%(ff)	05/13/31	1,423	1,334,128
3.875%	09/10/24	6	6,129
4.250%	10/01/27	381	393,632
4.950%	06/01/45	2,915	3,308,471
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29	2,730	2,577,085
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	1,468	1,471,534
3.900%	03/12/24	200	203,123
4.375%	03/22/28	1,084	1,107,215
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24	2,702	2,646,685
1.593%(ff)	05/04/27	601	558,709
2.630%(ff)	02/18/26(a)	4,260	4,181,749
3.217%(ff)	04/22/42	765	704,287
3.625%	01/20/27	1,303	1,315,397
3.737%(ff)	04/24/24	838	846,336
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	490,285
2.239%(ff)	07/21/32	6,531	5,790,772
2.699%(ff)	01/22/31	5,816	5,440,816
3.700%	10/23/24(a)	4,097	4,170,082
3.772%(ff)	01/24/29	2,566	2,586,337
3.875%	01/27/26	664	676,601
4.000%	07/23/25	207	212,110
4.431%(ff)	01/23/30	5,714	5,982,950
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	7,700	6,640,111
2.188%(ff)	04/28/26(a)	3,533	3,417,823
2.511%(ff)	10/20/32	354	320,554
3.125%	07/27/26	1,696	1,680,976
3.591%(ff)	07/22/28	2,573	2,583,282
3.622%(ff)	04/01/31	3,080	3,071,055
6.250%	08/09/26(a)	416	462,691
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,019	1,039,715
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.350%	09/08/26	1,455	$1,500,938
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	870	861,530
1.500%	04/23/25	920	880,451
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	530	484,511
2.359%(ff)	05/22/24(a)	630	625,016
3.875%	09/12/23	800	807,935
4.269%(ff)	03/22/25	701	709,403
4.519%(ff)	06/25/24	200	203,119
4.892%(ff)	05/18/29	1,584	1,645,946
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	557,027
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	1,175	1,196,451
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23(a)	998	992,275
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	692	652,698
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	3,094,102
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	840	784,767
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24	565	566,815
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	3,133,468
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	4,775	4,325,228
3.875%	03/28/24	2,708	2,716,871
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	4,144,563
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.348%	01/15/25	1,056	1,027,254
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23(a)	988	974,629
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
5.506%(c)	09/30/24	10,350	10,181,917
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23(a)	1,383	1,357,479
1.150%	06/12/25	701	660,644
2.800%	03/10/27(a)	4,540	4,467,580

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29	1,175	$1,066,866
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	1,625	1,555,612
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,111,030
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22	1,975	2,008,630
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	3,460	3,609,671
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27	1,341	1,221,794
2.746%(ff)	02/11/33	330	300,585
2.859%(ff)	08/15/23	460	460,712
3.491%	05/23/23	2,134	2,137,198
4.253%	03/23/28	607	619,536
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	770	5,120
2.608%	11/06/09(d)	980	6,517
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,306	1,260,912
3.000%	10/23/26	1,459	1,439,255
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24(a)	20,068	19,828,911
2.393%(ff)	06/02/28	12,859	12,168,295
2.879%(ff)	10/30/30	1,102	1,048,919
3.350%(ff)	03/02/33(a)	350	340,324
3.750%	01/24/24(a)	468	476,682
5.013%(ff)	04/04/51	5,014	5,938,933
Sub. Notes
5.606%	01/15/44	788	942,988
Sub. Notes, GMTN
4.900%	11/17/45	2,017	2,232,621
Sub. Notes, MTN
4.400%	06/14/46	253	263,657
4.650%	11/04/44	1,753	1,874,188
4.750%	12/07/46	1,129	1,233,635
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,379	2,858,271
			586,663,152
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	94	96,141
4.700%	02/01/36	4,932	5,360,372
4.900%	02/01/46	5,439	6,043,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	$217,284
4.000%	04/13/28	786	815,928
4.350%	06/01/40	340	354,423
4.500%	06/01/50	624	669,836
4.600%	04/15/48	120	129,151
4.750%	01/23/29	3,908	4,237,413
5.450%	01/23/39	934	1,090,169
5.550%	01/23/49	190	230,731
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27	322	302,507
2.500%	06/01/40	20	17,751
2.600%	06/01/50	286	244,664
3.375%	03/25/27(a)	9,900	10,139,254
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,600	1,544,792
4.250%	05/01/23	619	630,607
Sr. Unsec’d. Notes
2.250%	08/01/31	625	551,538
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.750%	05/01/23(a)	725	714,831
1.625%	05/01/30	303	272,749
2.250%	03/19/25	69	68,315
2.625%	03/19/27	73	72,447
2.875%	10/15/49	190	174,954
			33,979,021
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	4,997	4,698,968
3.625%	05/22/24	176	179,277
4.400%	05/01/45	942	992,200
4.663%	06/15/51	146	161,559
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47	479	492,105
4.750%	03/01/46	1,038	1,149,134
Royalty Pharma PLC,
Gtd. Notes
1.750%	09/02/27(a)	2,750	2,496,377
2.150%	09/02/31(a)	2,355	2,024,562
2.200%	09/02/30	2,725	2,386,231
			14,580,413
Building Materials — 0.0%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
4.250%	02/01/32	50	46,561
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	66,794

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	$107,805
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	1,088	1,106,687
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	32,722
5.000%	02/15/27	81	80,435
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	164	162,002
			1,603,006
Chemicals — 0.3%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	405	385,872
1.850%	05/15/27(a)	725	685,362
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23(a)	2,460	2,517,155
4.493%	11/15/25	1,070	1,113,307
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28	200	185,129
4.250%	11/03/26	1,379	1,396,280
Gtd. Notes, EMTN
4.250%	11/03/26	229	231,870
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	450,431
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	305	282,493
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	445	464,375
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25	340	350,918
Gtd. Notes, EMTN
5.875%	05/18/30	200	222,536
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	378	382,198
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	704	639,256
4.500%	10/22/25	831	838,148
5.125%	06/23/51	901	756,548
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	1,319	1,237,599
2.875%	05/11/31	1,428	1,267,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32		605	$554,529
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		282	270,840
5.875%	03/27/24		615	623,720
6.500%	09/27/28		470	478,220
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,289	1,180,797
				16,514,616
Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27		1,033	1,003,536
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.125%	08/01/29		30	27,868
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		30	30,377
Cintas Corp. No. 2,
Gtd. Notes
3.700%	04/01/27		634	649,506
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		2,042	2,220,184
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,182,630
7.000%	10/15/37		425	556,408
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	818,203
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		1,658	1,529,603
2.150%	01/15/27		347	326,108
2.650%	02/15/25		457	448,477
3.200%	08/15/29		2,234	2,124,198
4.800%	04/01/26(a)		1,016	1,066,750
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	226	236,317
5.750%	07/15/27	EUR	399	430,634
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23(a)		551	546,689
1.650%	06/01/25		575	553,291
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)		606	618,060

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	1,650	$1,599,103
2.900%	03/01/32(a)	1,260	1,221,313
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27	965	939,026
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	253	276,639
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	710	662,199
3.875%	02/15/31(a)	998	943,678
4.875%	01/15/28	1,177	1,195,800
5.250%	01/15/30	624	643,364
Sec’d. Notes
3.875%	11/15/27	419	415,435
			22,265,396
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
1.125%	05/11/25	6,480	6,190,385
2.450%	08/04/26	1,325	1,309,895
2.550%	08/20/60(a)	1,042	853,708
2.650%	02/08/51(a)	2,530	2,187,436
3.850%	05/04/43	653	686,570
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27	3,210	3,102,661
3.000%	05/15/24	715	719,909
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	10/15/31	1,770	1,494,530
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29	142	130,179
			16,675,273
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	04/15/30(a)	975	938,904
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	640	640,309
3.375%	03/24/29(a)	2,280	2,257,297
3.625%	03/24/32	1,080	1,080,439
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	112	112,195
			5,029,144
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		120	$112,313
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		1,556	1,438,414
3.000%	10/29/28		1,229	1,132,939
3.150%	02/15/24		1,197	1,177,968
3.300%	01/30/32		860	777,351
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25		472	465,741
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(a)(oo)		435	396,169
Sr. Unsec’d. Notes
2.250%	03/04/25		4,265	4,188,230
2.550%	03/04/27		2,115	2,055,497
BlackRock, Inc.,
Sr. Unsec’d. Notes
1.900%	01/28/31(a)		4,070	3,666,964
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.500%	09/18/27		297	291,728
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		366	352,268
Canada Pension Plan Investment Board Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24		1,575	1,498,760
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		4,042	4,160,075
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26		4,270	4,180,722
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27		4,265	4,141,009
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,015	1,025,754
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		239	241,996
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		213	255,527
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	1,050	1,343,773
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43		127	144,782

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
0.010%	12/23/10(d)	4,200	$21,840
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	03/15/51	1,320	1,210,224
3.850%	03/26/50	97	102,706
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	195	198,659
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,344,450
2.999%	01/22/32(a)	906	832,328
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,164,750
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25(a)	500	525,689
8.250%	10/01/23	713	751,681
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	97	97,657
5.250%	08/15/22	49	49,403
5.500%	02/15/24	224	229,297
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	405,804
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	298,623
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	199,908
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	978	991,454
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	2,001,484
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	1,102	1,029,997
3.150%	12/14/25(a)	369	373,248
4.300%	12/14/45	1,467	1,637,580
			46,402,449
Electric — 2.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	556,244
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	9,000	8,027,045
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	86,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	$426,924
3.750%	03/01/45	187	180,029
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	477	490,730
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	230	212,483
5.000%	09/01/44	482	532,628
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	160	138,734
3.200%	09/15/49	204	186,086
3.500%	08/15/46	419	402,130
3.750%	08/15/47	318	317,611
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	496	488,944
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	651	656,118
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	36,088
5.000%	02/01/31	60	54,645
5.125%	03/15/28	1,253	1,195,322
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	247,297
General Ref. Mortgage
3.950%	03/01/48	366	381,030
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
0.837%(c)	05/13/24	1,391	1,379,678
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	84,872
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30	9,250	8,577,104
4.000%	03/01/48	752	798,456
6.450%	01/15/38	438	571,699
First Mortgage, Series 130
3.125%	03/15/51	187	169,679
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51(a)	1,635	1,448,161
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	193,282
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	156,103
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	670	868,723

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	6,915	$6,784,904
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,862	1,832,422
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	161	156,153
3.700%	12/01/47	161	159,438
3.950%	11/15/28	280	291,480
3.950%	03/15/48	142	146,685
First Ref. Mortgage
3.750%	06/01/45	187	183,420
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31	9,434	8,649,919
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	1,327	1,261,529
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	25	25,027
3.450%	03/15/29	1,535	1,547,778
3.700%	10/15/46	419	416,627
4.000%	04/01/52	850	902,894
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25(a)	458	470,330
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	2,600	2,719,185
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26(a)	545	500,993
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	287	299,292
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	3,750	3,521,693
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	589,288
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	3,585	3,426,591
Eversource Energy,
Sr. Unsec’d. Notes
2.900%	03/01/27	4,230	4,148,679
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30(a)	1,435	1,481,428
4.700%	04/15/50	145	159,583
5.100%	06/15/45	88	98,581
Sr. Unsec’d. Notes, 144A
4.100%	03/15/52	390	397,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	$130,070
Georgia Power Co.,
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	2,940	3,128,918
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	740	676,596
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	502,112
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,060	1,957,848
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	88	88,022
3.650%	04/15/29	2,124	2,189,661
4.250%	07/15/49	328	358,833
4.800%	09/15/43	2,500	2,838,741
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	122,448
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30(a)	1,050	996,068
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,861,930
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.875%	01/15/27	705	661,807
2.250%	06/01/30	3,380	3,097,181
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	958	973,854
Gtd. Notes, 144A
3.375%	02/15/29	123	109,551
3.625%	02/15/31(a)	353	310,992
3.875%	02/15/32	630	556,462
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	2,020	2,256,595
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	326,276
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	203	186,163
3.700%	11/15/28	651	668,350
3.800%	09/30/47	277	280,042
5.350%	10/01/52	206	261,728
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	1,165	1,122,681

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	1,056	$1,054,695
2.100%	08/01/27(a)	12,069	10,850,737
2.500%	02/01/31	1,175	1,011,016
3.250%	02/16/24(a)	3,185	3,174,589
3.300%	08/01/40	82	67,236
3.500%	08/01/50	200	159,287
4.950%	07/01/50	726	687,209
Sr. Sec’d. Notes
3.250%	06/01/31(a)	484	437,707
PacifiCorp,
First Mortgage
4.125%	01/15/49	610	636,260
PECO Energy Co.,
First Mortgage
3.050%	03/15/51	562	507,141
3.700%	09/15/47	136	136,551
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	234,108
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	3,120,008
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.650%	09/01/28	792	803,820
Sr. Sec’d. Notes, MTN
3.000%	03/01/51	2,090	1,863,855
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	2,330	2,331,990
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	234,013
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	3,615	3,603,737
3.700%	04/01/29	395	397,322
4.000%	02/01/48(a)	330	327,216
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	901,987
3.650%	02/01/50	4,130	3,817,365
First Ref. Mortgage
4.000%	04/01/47	734	707,313
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	6,790	6,793,141
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	228,625
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	263,037
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		624	$631,579
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		845	830,976
5.500%	09/01/26		209	210,078
5.625%	02/15/27		704	703,640
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		2,750	2,725,484
				145,150,072
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25(a)		453	435,179
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		644	568,039
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		545	519,800
4.250%	10/31/26		755	746,125
				1,833,964
Entertainment — 0.4%
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25(a)		3,015	3,029,025
3.755%	03/15/27		310	309,550
4.054%	03/15/29		420	422,049
4.279%	03/15/32		5,580	5,611,426
5.050%	03/15/42		1,390	1,418,068
5.141%	03/15/52		10,995	11,255,981
5.391%	03/15/62		315	325,464
				22,371,563
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25(a)		390	386,740
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		692	685,015
				1,071,755
Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	2,021,826
4.500%	02/16/26	GBP	370	465,375
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	1,169,027

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)	1,795	$1,903,355
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	1,861	1,860,199
Hershey Co. (The),
Sr. Unsec’d. Notes
0.900%	06/01/25	194	182,850
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	623	656,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	236	250,100
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	375	382,401
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	230	226,509
4.250%	03/01/31	156	160,993
4.375%	06/01/46	242	239,968
4.625%	10/01/39	203	205,612
4.875%	10/01/49	1,647	1,736,449
5.000%	07/15/35	149	159,607
5.000%	06/04/42	231	246,529
5.200%	07/15/45	661	715,168
5.500%	06/01/50	331	377,061
6.750%	03/15/32	19	23,025
6.875%	01/26/39	54	66,576
Gtd. Notes, 144A
7.125%	08/01/39	12	15,097
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	280	261,512
4.375%	01/31/32	280	261,444
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	239	236,876
3.200%	04/01/30	395	392,673
3.950%	04/01/44	505	514,279
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	750	751,002
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25(a)	1,255	1,203,595
1.500%	02/04/31(a)	2,710	2,318,952
2.625%	03/17/27	3,495	3,411,586
3.000%	03/17/32	230	222,035
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	353	326,429
5.875%	09/30/27	379	383,141
			23,347,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		758	$857,003
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)		3,348	3,151,328
Gtd. Notes, Series DM3N
3.125%	01/15/32		541	482,442
				4,490,773
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		565	564,387
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47		1,750	1,777,582
5.850%	01/15/41		251	300,001
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		460	390,303
3.490%	05/15/27		2,745	2,738,507
3.600%	05/01/30		3,470	3,443,301
3.950%	03/30/48		124	118,469
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31		428	391,539
				9,724,089
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26		554	574,979
4.750%	11/30/36		511	595,210
4.900%	11/30/46		418	510,248
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
2.272%	12/01/28(a)		2,635	2,441,178
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		509	478,767
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	991	983,745
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	346,724
1.625%	03/07/31	EUR	160	179,046
1.625%	10/15/50	EUR	319	305,679
2.250%	03/07/39	EUR	294	332,198
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25(a)		473	482,962
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,276,436

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	$491,003
1.875%	10/01/49	EUR	323	321,215
				9,319,390
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		228	228,994
4.500%	05/15/42		283	294,008
6.750%	12/15/37		469	601,696
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		228	229,914
3.600%	03/15/51		379	364,991
3.650%	12/01/27		545	556,200
5.100%	01/15/44		775	894,172
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	487,366
Centene Corp.,
Sr. Unsec’d. Notes
2.625%	08/01/31		60	53,420
3.000%	10/15/30		60	55,279
3.375%	02/15/30		151	142,230
4.250%	12/15/27		380	381,463
4.625%	12/15/29		546	551,634
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	216,211
Sr. Sec’d. Notes
2.760%	10/01/24		3,577	3,547,442
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,415	2,257,084
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)		940	907,427
5.375%	02/01/25		162	168,858
5.375%	09/01/26(a)		498	524,576
5.625%	09/01/28		48	51,889
5.875%	02/01/29		200	219,296
Sr. Sec’d. Notes
4.500%	02/15/27		52	53,724
5.000%	03/15/24		2,210	2,290,847
5.125%	06/15/39		469	506,651
5.250%	06/15/26		87	91,882
5.500%	06/15/47		1,706	1,925,980
Sr. Sec’d. Notes, 144A
3.625%	03/15/32(a)		420	411,589
4.625%	03/15/52		365	369,753
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		1,689	1,538,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	200	$175,548
3.150%	12/01/22	511	514,148
3.700%	03/23/29	3,085	3,094,647
3.950%	03/15/27	474	482,414
4.500%	04/01/25	117	120,974
4.625%	12/01/42	278	296,949
4.800%	03/15/47	359	398,330
4.875%	04/01/30	448	483,933
4.950%	10/01/44	176	198,531
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	1,260,101
Unsec’d. Notes, Series 2021
2.810%	06/01/41	1,005	884,452
3.002%	06/01/51	1,285	1,133,032
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	1,110,158
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	177,438
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	158,402
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	2,717	2,542,382
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	1,330	1,203,730
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	757	727,299
5.125%	11/01/27	1,358	1,365,008
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	207,219
2.000%	05/15/30	214	197,555
2.300%	05/15/31(a)	1,300	1,220,322
2.375%	10/15/22	87	87,387
3.125%	05/15/60	73	65,373
3.250%	05/15/51	168	158,724
3.500%	06/15/23	200	203,199
3.750%	07/15/25	379	389,774
3.875%	08/15/59(a)	511	529,649
4.200%	01/15/47	621	673,585
4.250%	06/15/48	151	165,818
4.450%	12/15/48	117	131,855
4.625%	11/15/41	1,606	1,813,215
5.700%	10/15/40	826	1,036,352
			43,130,527

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $180,000; purchased 09/10/19)(f)
6.250%	09/15/27		180	$176,351
Sr. Unsec’d. Notes, 144A (original cost $378,000; purchased 05/11/21)(f)
5.000%	06/15/29		378	347,388
KB Home,
Gtd. Notes
7.625%	05/15/23(a)		1,100	1,132,447
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		375	384,509
4.750%	05/30/25		79	81,771
4.750%	11/29/27(a)		750	782,033
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		560	527,959
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		372	349,322
5.250%	12/15/27		294	290,603
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		58	60,268
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		249	259,066
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		499	487,813
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		336	339,533
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27		307	305,815
5.700%	06/15/28		31	30,946
				5,555,824
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		24	24,440
Gtd. Notes, 144A
4.000%	10/01/26	EUR	469	515,792
5.000%	10/01/29		54	50,824
				591,056
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23		526	531,550
4.700%	04/01/26		249	250,556
				782,106
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25(a)		424	$415,595
3.750%	07/10/25		495	503,551
4.375%	01/15/55		203	216,712
4.500%	07/16/44		957	1,035,283
4.750%	04/01/48(a)		573	657,579
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	380,395
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27		1,600	1,495,868
Sec’d. Notes, 144A, MTN
2.646%	10/04/31		1,850	1,643,224
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		2,407	2,621,972
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		832	916,699
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		133	134,900
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		2,275	2,273,203
3.850%	04/05/29		600	599,454
3.900%	04/05/32		480	479,290
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28		3,790	3,409,980
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	777,227
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	265,862
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	491,107
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	2,121
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		447	543,419
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		154	166,318
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)		756	691,112
3.875%	03/15/24		5,200	5,310,282

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70	565	$499,341
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	1,759	1,892,681
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
0.950%	06/24/25	527	492,651
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	340	328,404
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	48	51,151
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25	253	236,774
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/26/30	900	893,376
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	384,601
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,483	1,647,278
6.850%	12/16/39	50	65,713
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	2,415	2,271,007
			33,794,130
Internet — 0.3%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.200%	12/06/47	886	820,058
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/25	204	190,375
0.800%	08/15/27	390	352,904
1.100%	08/15/30	453	395,528
2.050%	08/15/50	730	577,542
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.800%	06/03/25	833	788,007
1.200%	06/03/27(a)	1,023	945,759
1.500%	06/03/30	501	448,473
2.100%	05/12/31	459	426,799
2.500%	06/03/50(a)	2,523	2,113,216
3.150%	08/22/27(a)	263	266,832
3.875%	08/22/37	501	528,007
4.050%	08/22/47	624	679,685
4.250%	08/22/57	145	164,539
4.950%	12/05/44	151	183,453
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	1,277	$1,289,817
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	313,685
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31(a)	3,891	3,233,261
4.027%	08/03/50	1,071	809,174
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	946	921,599
3.840%	04/22/51	807	704,415
			16,153,128
Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	224	265,653
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,405	1,354,624
6.875%	11/21/36(a)	659	795,935
6.875%	11/10/39(a)	411	501,275
			2,917,487
Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	609,916
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	516,033
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	795	718,816
5.375%	05/01/25	336	343,753
5.750%	05/01/28	226	233,883
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	1,014	1,021,883
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,654	1,540,405
3.200%	08/08/24	2,317	2,236,165
3.500%	08/18/26	2,227	2,102,224
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	297,480
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	780	740,630
5.125%	08/08/25	1,470	1,455,687
5.400%	08/08/28	940	925,542

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes, 144A
2.550%	03/08/27	880	$762,090
3.100%	03/08/29(a)	1,010	853,828
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	300	254,337
5.625%	08/26/28	1,202	1,037,941
			15,040,697
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24(a)	788	780,807
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30(a)	3,635	3,542,341
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	200,788
			4,523,936
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	117,250
3.750%	04/15/50(a)	733	778,809
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	576,534
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24	819	820,932
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25(a)	369	359,520
2.565%	02/15/30(a)	5,762	5,384,796
			8,037,841
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,000	915,118
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	66	61,972
4.750%	03/01/30(a)	385	370,061
4.750%	02/01/32(a)	400	372,769
5.000%	02/01/28	265	262,412
5.125%	05/01/27(a)	2,396	2,400,395
5.375%	06/01/29	161	160,706
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	20	16,616
3.850%	04/01/61	534	428,827
3.900%	06/01/52	3,370	2,852,764
3.950%	06/30/62	235	190,794
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.200%	03/15/28	689	$695,824
4.400%	04/01/33(a)	3,430	3,424,292
4.400%	12/01/61(a)	512	447,281
4.800%	03/01/50	574	546,963
4.908%	07/23/25	2,910	3,013,209
5.050%	03/30/29	5,439	5,759,820
5.125%	07/01/49	164	163,281
5.375%	04/01/38	460	473,561
5.375%	05/01/47	401	409,927
5.500%	04/01/63	480	484,151
5.750%	04/01/48	178	190,143
6.384%	10/23/35	899	1,021,564
6.484%	10/23/45	3,351	3,819,264
6.834%	10/23/55	171	203,095
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	39	40,861
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,077	972,482
2.650%	02/01/30	1,125	1,081,025
2.800%	01/15/51	661	556,063
3.150%	03/01/26	307	309,804
3.150%	02/15/28(a)	562	560,795
3.250%	11/01/39	58	54,895
3.300%	04/01/27(a)	604	611,946
3.375%	08/15/25	220	222,859
3.400%	04/01/30(a)	864	874,875
3.400%	07/15/46	54	50,900
3.450%	02/01/50	418	393,604
3.750%	04/01/40	3,946	3,962,827
3.950%	10/15/25(a)	2,939	3,035,282
3.969%	11/01/47	2,029	2,073,505
3.999%	11/01/49	208	212,468
4.000%	08/15/47	793	813,573
4.000%	03/01/48	98	100,877
4.150%	10/15/28(a)	585	614,912
4.200%	08/15/34	93	99,646
4.250%	10/15/30(a)	526	560,863
4.250%	01/15/33	292	312,930
5.650%	06/15/35	79	94,686
Gtd. Notes, 144A
2.887%	11/01/51	1,293	1,097,728
2.937%	11/01/56	172	143,445
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	2,601	2,354,514
3.150%	08/15/24	624	625,243
3.600%	06/15/51	617	551,798
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	168,533
4.500%	11/15/31	1,755	1,572,834
5.500%	04/15/27(a)	545	540,309

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	975	$947,221
3.950%	03/20/28	1,041	1,040,404
4.000%	09/15/55	519	448,483
4.125%	05/15/29	174	175,949
4.900%	03/11/26	685	711,354
5.200%	09/20/47	2,267	2,356,408
5.300%	05/15/49	2,998	3,157,166
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	426,525
5.875%	11/15/24(a)	988	987,174
7.750%	07/01/26(a)	105	104,218
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	314,876
5.750%	12/01/28	50	47,468
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	1,047	1,184,489
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	303	288,115
4.950%	01/15/31	175	186,023
5.850%	09/01/43	566	648,951
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	362,589
5.875%	11/15/40	684	735,769
6.550%	05/01/37	1,469	1,691,382
6.750%	06/15/39	1,584	1,838,236
7.300%	07/01/38	2,490	3,026,994
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	772	1,007,113
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	202,214
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	370	366,402
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	84,112
			75,690,526
Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	631,687
4.000%	09/11/27	2,245	2,251,871
4.750%	04/10/27(a)	670	695,501
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	110	127,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	904	$1,098,042
5.750%	05/01/43	144	175,653
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	487	577,915
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	450	470,610
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	12	12,130
4.550%	11/14/24	23	23,692
4.625%	08/01/30(a)	314	321,018
5.250%	09/01/29(a)	4,000	4,189,619
5.450%	03/15/43	1,408	1,579,857
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	1,800	1,979,717
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	36	32,195
4.000%	03/27/27(a)	2,013	2,021,411
4.125%	05/30/23	25	25,392
4.125%	03/12/24(a)	1,080	1,095,582
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
6.125%	04/01/29	30	30,907
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	783	714,776
2.600%	07/15/32	4,250	3,908,728
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)	2,639	2,995,195
6.750%	04/16/40	180	229,574
7.500%	07/27/35	275	354,179
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	54	62,066
6.250%	07/15/41	362	433,525
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	799	813,376
			26,851,517
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29(a)	662	629,700
3.050%	04/15/30	107	106,209
3.700%	04/15/50(a)	788	793,072
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	248	257,238

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,542	$1,662,651
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	116	146,146
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	847,766
			4,442,782
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	470,502
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,304,521
3.569%	12/01/31	1,220	1,133,547
4.125%	05/01/25	1,300	1,308,491
			5,746,559
Oil & Gas — 2.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	591,291
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	180	198,994
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44(a)	1,857	1,629,616
4.750%	04/15/43	235	223,660
5.100%	09/01/40(a)	936	947,569
5.250%	02/01/42	90	90,002
5.350%	07/01/49	460	443,588
6.000%	01/15/37	317	355,297
7.750%	12/15/29	250	294,512
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	134	137,559
9.000%	11/01/27	28	38,613
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	3,360	3,166,416
2.939%	06/04/51	2,380	2,030,477
3.000%	02/24/50	1,620	1,402,901
3.001%	03/17/52(a)	440	378,219
3.119%	05/04/26	567	564,972
3.379%	02/08/61	765	680,674
3.410%	02/11/26(a)	1,189	1,203,109
3.633%	04/06/30(a)	385	390,991
3.790%	02/06/24(a)	762	775,298
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25(a)	1,829	$1,861,890
3.535%	11/04/24	145	147,342
3.814%	02/10/24	277	282,584
4.375%(ff)	06/22/25(oo)	1,782	1,791,160
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	3,278	2,947,089
5.400%	06/15/47	186	209,766
6.750%	11/15/39	412	510,644
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(d)	113	1,977
6.125%	02/15/21(d)	1,467	25,672
6.625%	08/15/20(d)	100	1,750
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	741	714,648
1.995%	05/11/27	258	247,835
3.078%	05/11/50(a)	920	872,005
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	620	645,465
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52(a)	340	346,220
4.150%	11/15/34	102	103,926
4.300%	11/15/44	362	392,114
Gtd. Notes, 144A
4.025%	03/15/62	600	608,860
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	232,474
4.375%	01/15/28	1,276	1,293,990
4.500%	04/15/23(a)	788	798,954
4.900%	06/01/44	133	131,696
Gtd. Notes, 144A
2.268%	11/15/26	875	818,744
5.750%	01/15/31(a)	575	628,396
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27(a)	2,362	2,385,476
4.375%	03/15/29	594	619,004
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	237,148
4.750%	05/15/42(a)	655	692,249
5.000%	06/15/45(a)	2,707	2,948,597
5.250%	10/15/27	140	144,685
5.600%	07/15/41	968	1,118,385
5.875%	06/15/28	121	127,816
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	730	729,196
3.500%	12/01/29	1,517	1,502,360

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31(a)	734	$664,346
5.375%	06/26/26	372	377,001
5.875%	09/18/23	429	439,420
5.875%	05/28/45(a)	1,942	1,699,777
6.875%	04/29/30(a)	694	730,184
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	1,545	1,533,482
4.875%	03/30/26	30	29,103
5.375%	03/30/28	535	517,556
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	706	726,776
4.150%	01/15/26(a)	590	610,953
4.375%	04/15/30	164	177,318
4.950%	04/15/50	190	233,338
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	1,000	997,972
5.000%	01/15/29	177	182,782
6.625%	02/01/25	66	69,750
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	29,090
3.625%	05/15/31(a)	630	601,434
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,355,605
3.700%	04/06/50(a)	1,345	1,367,815
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	58	57,784
2.992%	03/19/25	1,829	1,838,926
3.043%	03/01/26	1,047	1,055,563
3.452%	04/15/51(a)	565	546,445
3.482%	03/19/30	590	604,972
4.114%	03/01/46(a)	1,747	1,878,927
4.227%	03/19/40(a)	1,505	1,624,734
4.327%	03/19/50	73	81,383
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	527	343,966
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40(a)	685	799,363
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	103,042
6.000%	02/01/31	103	104,139
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	552	536,378
4.750%	04/19/27	500	478,931
5.375%	04/24/30	260	249,788
6.375%	10/24/48	1,040	977,755
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		4,101	$3,802,416
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.700%	05/01/25		1,590	1,654,312
5.850%	12/15/45		177	195,576
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		171	173,357
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.263%(s)	10/10/36		1,140	611,619
3.000%	02/15/27(a)		567	553,985
3.400%	04/15/26(a)		887	881,631
4.100%	02/15/47(a)		1,895	1,752,196
4.200%	03/15/48(a)		672	630,333
4.400%	04/15/46		358	340,062
4.500%	07/15/44		78	74,586
5.550%	03/15/26(a)		1,681	1,785,475
6.450%	09/15/36		892	1,048,267
6.600%	03/15/46(a)		981	1,161,784
6.950%	07/01/24		649	696,732
7.500%	05/01/31		249	304,250
7.875%	09/15/31(a)		1,194	1,489,721
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		5,046	5,351,649
5.625%	07/01/24		1,471	1,546,237
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		341	405,161
7.375%	11/01/31		515	632,856
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	185,206
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	200,149
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		6,185	6,454,480
5.750%	02/01/29		73	75,830
6.625%	01/16/34	GBP	424	558,848
6.900%	03/19/49(a)		1,101	1,097,489
7.250%	03/17/44		1,924	2,009,408
7.375%	01/17/27		573	638,991
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		1,181	1,153,049
4.750%	02/26/29	EUR	312	319,853
5.500%	06/27/44		109	82,094
5.950%	01/28/31		432	398,987
6.350%	02/12/48(a)		422	332,450
6.375%	01/23/45		1,987	1,588,299
6.490%	01/23/27(a)		1,062	1,077,338
6.500%	03/13/27		174	176,647

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.500%	01/23/29		335	$332,336
6.700%	02/16/32		2,485	2,360,750
6.840%	01/23/30		111	110,295
6.875%	10/16/25		251	262,996
7.690%	01/23/50		356	311,213
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	598	629,239
Gtd. Notes, MTN
6.750%	09/21/47		161	130,924
6.875%	08/04/26		1,167	1,220,182
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		655	607,894
2.150%	01/15/31(a)		2,965	2,669,536
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		711	663,003
2.250%	07/12/31		1,551	1,433,873
3.125%	07/12/41		1,885	1,724,050
3.300%	07/12/51		1,185	1,094,006
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		270	273,504
5.000%	03/15/23(a)		512	516,263
5.875%	07/01/22		22	22,000
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32		510	468,560
3.625%	01/12/52(a)		1,520	1,350,040
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29		173	163,992
2.750%	04/06/30		253	245,469
2.875%	05/10/26(a)		953	955,247
3.000%	11/26/51(a)		3,185	2,843,916
3.250%	04/06/50(a)		1,399	1,316,291
4.375%	05/11/45		792	859,416
4.550%	08/12/43		492	546,134
6.375%	12/15/38		752	997,066
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,066	1,094,699
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		350	349,592
5.375%	02/01/29		30	30,444
5.375%	03/15/30		160	162,639
				132,476,565
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27		762	758,706
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		820	925,507
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	7	$7,150
4.850%	11/15/35(a)	795	855,256
7.450%	09/15/39(a)	1,329	1,785,932
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	726	733,720
			5,066,271
Packaging & Containers — 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	250	225,397
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	430	398,379
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	1,185	1,057,979
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	253,017
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24(a)	355	368,565
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	248,380
			2,551,717
Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22(a)	3,112	3,123,534
2.600%	11/21/24(a)	5,848	5,807,422
2.950%	11/21/26	1,622	1,608,948
3.200%	11/21/29	4,033	3,985,060
3.600%	05/14/25	826	838,357
3.750%	11/14/23(a)	653	665,892
3.800%	03/15/25	1,091	1,113,483
4.050%	11/21/39	3,575	3,687,859
4.250%	11/21/49	2,855	2,978,992
4.300%	05/14/36	221	231,903
4.500%	05/14/35	2,864	3,079,710
4.700%	05/14/45	1,943	2,117,241
4.875%	11/14/48	100	113,478
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.200%	05/28/26	3,355	3,125,465
1.750%	05/28/28(a)	875	808,151
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30	1,004	876,691

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	286	$292,968
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	1,520	1,184,451
5.250%	01/30/30	4,181	3,291,565
5.250%	02/15/31	398	309,899
6.250%	02/15/29	1,300	1,073,979
7.250%	05/30/29	417	355,987
9.000%	12/15/25	435	450,744
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	28	27,940
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28(a)	595	666,304
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,157	1,178,106
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24(a)	724	730,436
3.734%	12/15/24	117	118,980
4.685%	12/15/44	247	266,252
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50(a)	1,645	1,363,746
2.600%	05/16/22	303	303,299
2.900%	07/26/24	35	35,257
3.200%	06/15/26(a)	1,360	1,380,432
3.400%	07/26/29	736	748,830
3.550%	08/15/22	448	451,604
4.125%	06/15/39	200	214,277
4.625%	05/15/44	417	474,256
5.000%	08/15/45	171	203,095
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	1,429	1,441,325
3.750%	07/15/23(a)	832	844,390
4.125%	11/15/25	434	447,625
4.375%	10/15/28	1,188	1,249,588
4.800%	08/15/38(a)	1,654	1,818,550
4.900%	12/15/48	1,222	1,375,728
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	4,184,093
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	149,297
2.125%	09/15/31(a)	663	591,907
2.750%	12/01/22(a)	1,189	1,195,086
3.250%	08/15/29	6,246	6,177,712
3.625%	04/01/27	179	181,914
3.750%	04/01/30	1,158	1,178,074
3.875%	07/20/25	483	492,920
4.125%	04/01/40	186	188,714
4.250%	04/01/50	1,168	1,215,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.300%	03/25/28	394	$413,031
5.050%	03/25/48	1,662	1,883,099
5.125%	07/20/45	1,750	1,980,331
5.300%	12/05/43	132	152,598
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	237	265,010
Sr. Sec’d. Notes
6.036%	12/10/28	250	266,187
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	58	58,114
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570	552,225
Johnson & Johnson,
Sr. Unsec’d. Notes
0.550%	09/01/25	560	523,130
0.950%	09/01/27(a)	1,261	1,154,081
3.550%	03/01/36	2,475	2,562,478
3.625%	03/03/37	551	571,046
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	904	843,190
1.450%	06/24/30	472	418,983
2.450%	06/24/50	191	159,044
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.000%	02/14/27	1,060	1,021,464
2.200%	08/14/30	665	624,721
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	530	504,984
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	600	578,140
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.800%	05/28/25	1,074	1,014,427
1.700%	05/28/30(a)	613	557,370
1.750%	08/18/31(a)	6,300	5,665,996
2.625%	04/01/30	527	511,876
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	377	409,412
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	276	275,030
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	130	130,543
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	1,405	1,386,141
3.150%	10/01/26(a)	2,692	2,439,038
4.100%	10/01/46(a)	2,113	1,662,730
4.750%	05/09/27	430	413,112

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.125%	05/09/29(a)	2,370	$2,282,278
7.125%	01/31/25	940	986,538
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,298,090
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,453,311
4.000%	06/22/50	994	839,225
			108,874,433
Pipelines — 1.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	1,060,000
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26(a)	495	535,868
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	204,017
3.302%	01/15/35	1,553	1,459,458
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	210	203,813
Gtd. Notes, 144A
3.250%	01/31/32(a)	1,060	965,406
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28(a)	990	995,913
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	242,233
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	48	49,818
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36(a)	2,200	2,100,846
Energy Transfer LP,
Jr. Sub. Notes, Series A
6.250%(ff)	02/15/23(oo)	150	127,833
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(a)(oo)	918	892,880
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,375	1,340,248
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	984,351
Sr. Unsec’d. Notes
2.900%	05/15/25(a)	3,001	2,945,672
3.600%	02/01/23	370	372,150
3.750%	05/15/30(a)	2,490	2,453,488
4.950%	06/15/28	916	961,519
5.000%	05/15/50	358	362,991
5.250%	04/15/29	215	230,407
5.300%	04/01/44	78	79,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.400%	10/01/47	3,311	$3,457,489
5.875%	01/15/24	600	623,563
6.050%	06/01/41(a)	3,369	3,744,620
6.100%	02/15/42	149	160,903
6.250%	04/15/49	1,499	1,719,392
7.500%	07/01/38	192	237,027
7.600%	02/01/24	263	279,173
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	35,548
5.000%	10/01/22	1,023	1,031,499
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	546	524,404
3.125%	07/31/29	1,347	1,324,116
3.300%	02/15/53	910	778,174
3.700%	01/31/51(a)	1,592	1,459,090
3.950%	01/31/60	361	336,639
4.150%	10/16/28	2,567	2,675,142
4.200%	01/31/50	390	387,643
4.800%	02/01/49	1,952	2,094,149
4.850%	03/15/44	151	159,973
5.375%(ff)	02/15/78	230	213,582
5.950%	02/01/41	335	397,689
7.550%	04/15/38	151	201,686
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	50,244
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	792,599
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	2,172	1,965,619
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,278	1,060,379
4.300%	03/01/28	381	395,188
5.300%	12/01/34	143	156,603
5.550%	06/01/45	242	271,097
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,673,166
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	1,566	1,479,846
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	283	265,582
3.500%	12/01/22	535	539,708
4.500%	04/15/38	2,160	2,201,195
4.700%	04/15/48	177	178,435
4.800%	02/15/29	877	935,236
4.875%	12/01/24	1,470	1,523,485
4.875%	06/01/25	1,935	2,006,002
4.950%	03/14/52	1,700	1,770,618
5.200%	03/01/47	3,353	3,614,593

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.500%	02/15/49	807	$896,211
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	823,627
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	900	843,038
4.450%	09/01/49	2,732	2,649,931
4.550%	07/15/28	690	710,933
5.850%	01/15/26	980	1,054,089
6.350%	01/15/31	362	419,102
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30(a)	530	468,652
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	515	497,896
3.800%	09/15/30(a)	856	838,160
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	535	560,649
5.000%	03/15/27	700	740,894
5.625%	04/15/23	996	1,019,656
5.625%	03/01/25	182	192,437
5.875%	06/30/26	2,363	2,556,707
Sempra Infrastructure Partners LP,
Sr. Unsec’d. Notes, 144A
3.250%	01/15/32	1,010	933,225
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,330,793
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	684	663,708
7.500%	10/01/25	239	251,937
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,240	1,251,260
4.950%	04/15/52	170	173,013
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	93	89,263
4.875%	02/01/31	704	709,453
5.000%	01/15/28	220	223,154
5.875%	04/15/26	121	124,805
6.500%	07/15/27	231	243,364
6.875%	01/15/29(a)	567	608,477
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	1,762	1,651,981
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	974,215
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	2,170	1,971,194
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.625%	03/01/34	209	$223,376
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	805	785,668
3.950%	05/15/50	540	526,709
4.000%	03/15/28	1,200	1,225,573
7.850%	02/01/26	1,301	1,491,477
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	63,222
3.875%	11/01/33(a)	440	420,555
4.125%	08/15/31	65	63,810
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850%
1.844%(c)	01/13/23	258	256,876
Sr. Unsec’d. Notes
3.600%	02/01/25(a)	727	722,040
4.500%	03/01/28	176	178,742
4.550%	02/01/30(a)	2,609	2,607,622
5.300%	03/01/48	130	128,896
5.450%	04/01/44	398	403,804
5.500%	08/15/48	91	90,093
5.750%	02/01/50	441	432,552
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	682	674,825
3.700%	01/15/23	179	180,238
3.750%	06/15/27	93	94,174
4.850%	03/01/48	305	325,598
4.900%	01/15/45	390	407,669
5.100%	09/15/45	353	380,660
5.400%	03/04/44	417	459,028
7.750%	06/15/31(a)	643	808,311
8.750%	03/15/32	103	139,941
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	833	1,034,317
			100,887,224
Real Estate — 0.0%
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	400	395,086
Yango Justice International Ltd. (China),
Gtd. Notes
7.875%	09/04/24	200	13,458
8.250%	11/25/23(d)	200	17,958
			426,502
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
2.300%	09/15/31	275	240,036
3.650%	03/15/27	1,735	1,732,226
3.800%	08/15/29	405	403,599
3.950%	03/15/29	1,112	1,117,183

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	$5,700,528
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	838,416
CTR Partnership LP/CareTrust Capital Corp.,
Gtd. Notes, 144A
3.875%	06/30/28		140	131,994
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		789	724,841
1.250%	07/15/25		2,273	2,120,217
1.450%	05/15/26(a)		643	591,535
2.500%	05/15/31(a)		399	358,557
2.625%	11/18/24(a)		400	394,269
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,581,960
4.000%	01/15/31(a)		745	722,974
5.250%	06/01/25		17	17,509
5.375%	04/15/26		127	132,593
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,013	1,885,627
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		1,908	1,921,034
5.625%	05/01/24		1,232	1,269,091
5.750%	02/01/27		351	372,306
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	410	423,245
3.325%	03/24/25	EUR	624	714,609
3.500%	03/15/31(a)		610	564,437
4.625%	08/01/29		80	79,182
5.000%	10/15/27		140	142,428
5.250%	08/01/26		18	18,424
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		452	444,509
3.400%	01/15/28		6,260	6,248,180
4.875%	06/01/26		346	365,066
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,098	1,907,247
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		1,359	1,226,114
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		650	675,641
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,477,350
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		1,560	$1,558,634
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27		1,060	1,036,748
3.100%	01/15/30		2,091	2,017,780
				41,156,089
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29(a)		585	540,535
3.875%	01/15/28(a)		1,055	1,000,678
5.750%	04/15/25(a)		350	360,643
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.625%	04/15/25(a)		1,375	1,392,582
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		417	417,486
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27(a)		1,072	997,146
1.600%	04/20/30		624	559,515
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23		69	69,503
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	482	518,770
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,165	1,285,559
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,475	1,378,512
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		898	881,680
2.700%	04/15/30		361	349,692
2.750%	09/15/51		1,990	1,714,087
3.300%	04/15/40		414	399,303
3.350%	04/15/50		1,361	1,294,425
3.900%	12/06/28		73	76,486
3.900%	06/15/47		69	71,606
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		222	194,917
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		731	662,373
2.800%	09/15/41		550	471,919
3.350%	04/01/27		395	397,762
3.750%	04/01/32		265	268,056
4.500%	04/15/30		969	1,035,864

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	$92,717
2.125%	03/01/30	345	315,879
3.300%	07/01/25	409	413,445
3.375%	05/26/25	297	301,839
3.500%	03/01/27	1,113	1,133,943
3.500%	07/01/27	327	332,781
3.600%	07/01/30(a)	1,032	1,049,993
3.625%	09/01/49	73	69,842
3.700%	01/30/26(a)	379	388,444
3.800%	04/01/28	331	341,420
4.200%	04/01/50(a)	619	647,791
4.450%	03/01/47	149	159,312
4.600%	05/26/45	1,190	1,284,081
4.875%	12/09/45(a)	836	934,777
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	687	677,367
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	365,735
1.800%	09/22/31	203	184,781
			25,033,246
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	719	723,760
Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	465	468,134
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28(a)	509	516,411
4.300%	11/15/32(a)	4,245	4,304,230
4.700%	04/15/25	1,350	1,399,729
4.750%	04/15/29	385	404,077
5.000%	04/15/30	2,311	2,464,237
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,517	3,100,725
3.419%	04/15/33	9,835	9,178,168
3.469%	04/15/34	559	517,725
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	469,209
2.800%	08/12/41	980	870,587
3.050%	08/12/51	247	219,715
3.200%	08/12/61	176	155,651
3.700%	07/29/25	366	374,856
3.734%	12/08/47(a)	639	642,816
4.750%	03/25/50	641	746,834
Marvell Technology, Inc.,
Gtd. Notes
2.450%	04/15/28	2,050	1,890,677
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
2.950%	04/15/31	1,730	$1,596,107
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	350	354,526
Sr. Sec’d. Notes
2.670%	09/01/23	1,267	1,263,383
4.333%	06/01/23	1,326	1,348,118
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	258,872
3.500%	04/01/40	562	567,136
3.500%	04/01/50(a)	4,079	4,119,402
3.700%	04/01/60	366	369,679
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31(a)	908	819,790
2.700%	05/01/25	491	476,998
3.875%	06/18/26	500	502,131
4.300%	06/18/29(a)	1,710	1,767,619
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	3,290	3,137,283
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	390	355,958
			44,660,783
Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	2,910	2,901,949
3.500%	07/01/29	2,599	2,557,591
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26(a)	4,066	4,032,604
2.525%	06/01/50	71	61,567
2.675%	06/01/60	50	43,193
2.700%	02/12/25(a)	390	392,243
2.875%	02/06/24	1,786	1,808,980
2.921%	03/17/52	2,026	1,892,978
3.041%	03/17/62	487	455,571
3.300%	02/06/27	327	335,510
3.450%	08/08/36	31	32,178
Open Text Holdings, Inc. (Canada),
Gtd. Notes, 144A
4.125%	02/15/30	30	28,472
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	1,910	1,778,026
2.875%	03/25/31(a)	2,535	2,313,335
2.950%	04/01/30	140	129,569
3.600%	04/01/40	3,434	2,976,724
3.600%	04/01/50	499	413,556
3.650%	03/25/41	1,740	1,516,149
4.000%	07/15/46	170	151,036
4.000%	11/15/47	244	215,797

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.100%	03/25/61(a)	2,050	$1,764,049
4.125%	05/15/45	2,245	2,019,105
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31	2,325	2,123,721
3.050%	07/15/61	632	559,984
3.250%	04/11/23	820	830,055
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	270	270,552
3.700%	04/01/29	440	440,715
3.800%	04/01/32	560	559,507
			32,604,716
Telecommunications — 1.9%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	420	377,255
8.125%	02/01/27	830	855,532
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	2,357	2,146,850
1.700%	03/25/26	3,121	2,960,832
2.300%	06/01/27	1,240	1,183,396
2.550%	12/01/33	2,603	2,315,515
3.100%	02/01/43	2,357	2,033,280
3.300%	02/01/52	230	196,544
3.500%	06/01/41	4,242	3,906,150
3.500%	09/15/53	3,583	3,167,969
3.500%	02/01/61	446	378,472
3.550%	09/15/55	4,795	4,206,292
3.650%	06/01/51(a)	353	321,570
3.650%	09/15/59	894	785,528
3.800%	12/01/57	1,991	1,818,101
4.350%	06/15/45	214	215,067
4.500%	03/09/48(a)	354	370,500
5.150%	03/15/42	537	605,037
5.150%	02/15/50(a)	938	1,074,520
5.350%	09/01/40	722	829,275
5.550%	08/15/41	221	258,842
5.700%	03/01/57	284	347,965
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	544	515,047
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	09/01/29	30	27,681
6.000%	03/01/26(a)	340	343,814
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	432	430,476
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	535	532,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	$169,470
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/44	96	106,029
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
2.950%	03/15/25(a)	4,435	4,408,673
3.800%	03/15/32	1,025	1,016,994
4.550%	03/15/52	1,655	1,663,953
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	418	562,891
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	865	949,329
7.875%	09/15/23	2,331	2,478,017
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	1,135	1,178,165
5.213%	03/08/47	170	183,025
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	188,511
2.625%	02/15/29	1,246	1,137,789
2.875%	02/15/31	453	408,538
3.375%	04/15/29	430	409,826
3.500%	04/15/31(a)	730	687,350
Gtd. Notes, 144A
3.500%	04/15/31	590	556,006
Sr. Sec’d. Notes
1.500%	02/15/26	1,181	1,101,474
2.550%	02/15/31	623	564,959
3.000%	02/15/41	376	317,672
3.300%	02/15/51	790	667,264
3.500%	04/15/25	4,275	4,300,903
3.750%	04/15/27	903	909,533
3.875%	04/15/30	10,760	10,805,191
Sr. Sec’d. Notes, 144A
2.700%	03/15/32(a)	8,750	7,965,379
3.400%	10/15/52	520	444,188
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31(a)	754	658,127
2.100%	03/22/28	2,027	1,892,196
2.550%	03/21/31	2,235	2,076,578
2.625%	08/15/26	355	347,453
2.650%	11/20/40	2,462	2,093,695
2.850%	09/03/41(a)	1,648	1,450,732
2.875%	11/20/50	4,017	3,355,749
3.150%	03/22/30	1,823	1,791,476
3.400%	03/22/41	2,126	2,000,880
3.850%	11/01/42	269	267,116
3.875%	02/08/29	176	183,140
4.000%	03/22/50	811	823,856

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.016%	12/03/29	398	$413,430
4.125%	03/16/27	1,213	1,261,692
4.125%	08/15/46	316	325,688
4.329%	09/21/28	459	484,490
4.400%	11/01/34	165	175,583
4.500%	08/10/33	2,484	2,665,943
4.862%	08/21/46(a)	677	778,449
5.250%	03/16/37	1,261	1,468,588
5.500%	03/16/47	97	120,714
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32	2,389	2,159,929
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	592,959
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	1,093	1,145,801
			103,919,673
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22	200	34,319
Transportation — 0.2%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	310	292,623
2.450%	12/02/31(a)	1,365	1,265,920
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	655	699,651
4.650%	03/01/68	233	257,392
4.750%	11/15/48	231	264,476
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	251,331
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	201,045
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	296	318,064
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/49(a)	428	399,695
4.050%	08/15/52	166	172,998
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	202,892
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	584	561,108
2.400%	02/05/30	931	882,285
2.891%	04/06/36	121	113,088
2.973%	09/16/62	1,519	1,284,597
3.250%	08/15/25	159	160,056
3.550%	05/20/61	256	243,519
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.750%	07/15/25(a)	511	$523,249
3.750%	02/05/70	936	913,637
3.839%	03/20/60(a)	966	976,705
3.950%	08/15/59	269	276,149
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	110	113,738
			10,374,218
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.150%	06/01/49	885	915,260

Total Corporate Bonds (cost $2,018,321,790)			1,954,183,821
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	140,537
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	605,096
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,444,948
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,456,714
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	386,693
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,220,378
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	481,729
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38	1,665	1,774,399
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,336,540
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115	119	131,981
			8,233,382
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,470	1,498,440

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	$1,311,946
			2,810,386
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	574,418
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	112,832
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	521,269
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	640,419
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	482,766
			1,644,454
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	702,734
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	280	323,902
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	117,511
New York Transportation Development Corp.,
Revenue Bonds
4.248%	09/01/35	3,420	3,512,191
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	400	446,944
Taxable, Revenue Bonds
4.960%	08/01/46	515	606,351
5.647%	11/01/40	185	228,308
			5,937,941
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.058%(c)	07/25/36	1,168	1,164,155
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	981,465
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	$138,174
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	351,957
			490,131
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	387,642
Taxable, Revenue Bonds
4.427%	02/01/42	265	287,385
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	506,772
			1,181,799
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	2,219,563
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	235	233,059
			2,452,622

Total Municipal Bonds (cost $26,425,012)			26,329,218
Residential Mortgage-Backed Securities — 3.1%
Ajax Mortgage Loan Trust,
Series 2018-A, Class B, 144A
0.000%	04/25/58	13	12,134
Series 2018-D, Class B, 144A
0.010%(cc)	08/25/58	522	414,174
Series 2018-E, Class C, 144A
0.010%(cc)	06/25/58	16	15,259
Series 2018-F, Class C, 144A
0.000%	11/25/58	50	33,183
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	287,476
Series 2019-A, Class C, 144A
0.000%	08/25/57	718	856,086
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	483,017
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	127,383
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36	85	84,609
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	02/27/37	111	110,482

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.326%(c)	09/26/45	40	$39,798
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
1.357%(c)	11/25/34	2,881	2,877,822
Bellemeade Re Ltd. (Bermuda),
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	120	119,774
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	341	340,890
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	688	687,416
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	272	273,244
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	10/25/30	548	549,511
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	395	400,954
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	325	325,066
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	1,454	1,454,017
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	4,739	4,711,539
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	160	151,960
COLT Mortgage Loan Trust,
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,887	4,601,215
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31	172	172,459
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	3,585	3,522,941
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	209	204,509
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,503	1,448,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-2R, Class 1A1, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.991%(c)	07/25/47	1,873	$1,882,186
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.697%(cc)	04/15/36	20,336	3,358,997
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	225	223,580
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	380	379,068
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	583	585,828
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	4,340	4,315,634
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	10/25/23	1,160	1,195,671
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400% (Cap N/A, Floor 0.000%)
4.857%(c)	01/25/24	2,423	2,505,900
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
3.057%(c)	05/25/24	2,881	2,885,096
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	236	238,580
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	1,847	1,861,306
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	562	23,985
Series 409, Class C02, IO
3.000%	04/25/27	674	32,829
Series 409, Class C13, IO
3.500%	11/25/41	399	41,177
Series 409, Class C22, IO
4.500%	11/25/39	357	57,540
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
0.807%(c)	05/25/34	114	113,643
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.023%(c)	04/25/40	314	45,865
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.243%(c)	10/25/26	380	24,864
Series 2012-028, Class B
6.500%	06/25/39	36	38,315

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-046, Class BA
6.000%	05/25/42	266	$292,133
Series 2012-051, Class B
7.000%	05/25/42	111	126,736
Series 2012-070, Class YS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.193%(c)	02/25/41	3	14
Series 2012-074, Class OA, PO
0.302%(s)	03/25/42	52	47,335
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.193%(c)	03/25/42	337	36,643
Series 2012-075, Class AO, PO
0.302%(s)	03/25/42	78	70,956
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.143%(c)	07/25/42	29	4,113
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	12/25/42	178	28,904
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	12/25/42	175	26,612
Series 2013-009, Class BC
6.500%	07/25/42	365	408,200
Series 2013-009, Class CB
5.500%	04/25/42	933	1,001,063
Series 2013-009, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	03/25/42	1,423	144,005
Series 2013-015, Class ZV
3.000%	03/25/43	1,546	1,519,688
Series 2013-026, Class HI, IO
3.000%	04/25/32	302	6,131
Series 2013-073, Class IA, IO
3.000%	09/25/32	2,139	137,389
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	09/25/41	901	85,573
Series 2014-95, Class ZC
3.000%	01/25/45	1,676	1,645,486
Series 2015-055, Class IO, IO
1.402%(cc)	08/25/55	877	31,380
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.693%(c)	08/25/45	242	41,846
Series 2016-43, Class GZ
3.000%	07/25/46	1,588	1,550,780
Series 2020-047, Class GZ
2.000%	07/25/50	743	594,270
Series 2020-56, Class DI, IO
2.500%	08/25/50	1,212	203,474
Series 2021-01, Class IG, IO
2.500%	02/25/51	2,080	342,202
Series 2021-03, Class JI, IO
2.500%	02/25/51	1,715	226,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03, Class QI, IO
2.500%	02/25/51	2,544	$367,761
Series 2022-09, Class KI, IO
3.000%	04/25/35	4,800	462,378
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	435	424,117
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.757%(c)	01/25/50	2,143	2,047,248
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	3,968	3,958,321
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	116	119,790
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	848	890,524
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	794	794,772
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	364	369,464
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	159	158,833
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	156	155,919
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	173	176,896
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	21	21,190
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	01/25/51	2,045	2,003,856
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33	577	539,857
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	492	538,222
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	1,008	1,073,683
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
5.893%(c)	11/15/36	214	29,114

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
5.633%(c)	09/15/37	352	$47,150
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
5.833%(c)	01/15/40	100	14,348
Series 3639, Class EY
5.000%	02/15/30	352	366,917
Series 3768, Class MB
4.000%	12/15/39	276	278,969
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.553%(c)	10/15/41	746	100,630
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.653%(c)	08/15/39	320	40,157
Series 4119, Class IN, IO
3.500%	10/15/32	357	36,341
Series 4146, Class DI, IO
3.000%	12/15/31	1,146	65,734
Series 4194, Class BI, IO
3.500%	04/15/43	344	55,234
Series 4210, Class Z
3.000%	05/15/43	481	459,143
Series 4239, Class IO, IO
3.500%	06/15/27	1,036	46,036
Series 4357, Class MZ
3.000%	10/15/42	1,699	1,689,434
Series 4358, Class Z
3.000%	06/15/44	2,980	2,930,296
Series 4415, Class IO, IO
1.570%(cc)	04/15/41	585	24,394
Series 4493, Class ZG
3.000%	07/15/45	885	866,710
Series 4518, Class CZ
3.500%	10/15/45	407	417,218
Series 4646, Class HV
3.500%	11/15/36	352	353,013
Series 4813, Class CJ
3.000%	08/15/48	266	260,139
Series 5010, Class IK, IO
2.500%	09/25/50	626	94,320
Series 5010, Class JI, IO
2.500%	09/25/50	1,673	282,192
Series 5013, Class IN, IO
2.500%	09/25/50	725	122,920
Series 5018, Class MI, IO
2.000%	10/25/50	1,236	172,202
Series 5023, Class IO, IO
2.000%	10/25/50	998	123,741
Series 5040, Class IB, IO
2.500%	11/25/50	444	64,885
Series 5059, Class IB, IO
2.500%	01/25/51	1,952	323,688
Series 5140, Class NI, IO
2.500%	05/25/49	2,042	288,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5152, Class IO, IO
3.000%	07/25/50	1,000	$133,369
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	303	16,328
Series 365, Class C28, IO
3.000%	12/15/46	998	134,242
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
6.031%(c)	04/20/40	70	10,703
Series 2010-076, Class CS, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.101%(c)	06/20/40	855	141,594
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.201%(c)	01/20/40	40	1,458
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
1.231%(c)	06/20/60	2,310	2,326,613
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
0.456%(c)	08/20/58	194	193,356
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.601%(c)	03/20/42	658	105,750
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.169%(c)	04/16/42	333	61,992
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.669%(c)	08/16/42	272	43,519
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
5.769%(c)	10/16/42	446	74,229
Series 2013-069, Class AI, IO
3.500%	05/20/43	345	50,975
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.719%(c)	06/16/43	309	23,642
Series 2014-12, Class ZB
3.000%	01/16/44	2,116	2,097,603
Series 2018-037, Class QA
2.750%	03/20/48	273	271,185
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.406%(c)	02/20/68	361	358,984
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.406%(c)	05/20/68	626	621,639
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.406%(c)	05/20/68	293	290,885
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
0.406%(c)	07/20/68	459	455,368

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-047, Class MI, IO
3.500%	04/20/50	1,030	$154,357
Series 2020-047, Class NI, IO
3.500%	04/20/50	459	67,239
Series 2020-123, Class IL, IO
2.500%	08/20/50	508	71,742
Series 2020-123, Class NI, IO
2.500%	08/20/50	1,540	223,628
Series 2020-127, Class IN, IO
2.500%	08/20/50	692	99,293
Series 2020-129, Class IE, IO
2.500%	09/20/50	615	88,764
Series 2020-160, Class IH, IO
2.500%	10/20/50	500	74,737
Series 2020-160, Class VI, IO
2.500%	10/20/50	612	89,442
Series 2020-160, Class YI, IO
2.500%	10/20/50	2,161	282,363
Series 2020-181, Class WI, IO
2.000%	12/20/50	4,300	450,684
Series 2020-H09, Class NF, 1 Month LIBOR + 1.250% (Cap 11.000%, Floor 1.250%)
1.699%(c)	04/20/70	999	1,017,630
Series 2021-29, Class TI, IO
2.500%	02/20/51	1,378	260,338
Series 2021-H03, Class IO, IO
4.138%(cc)	04/20/70	6,260	503,982
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	318	311,370
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	674	674,370
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37	30	29,653
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/26/36	386	378,541
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	114	114,152
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	157	157,504
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.607%(c)	10/25/30	600	602,412
Imperial Fund Mortgage Trust,
Series 2022-NQM02, Class A1, 144A
3.638%(cc)	03/25/67	5,275	5,221,954
JPMorgan Mortgage Trust,
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	1,331	1,317,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	244	$238,562
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	310	309,243
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	2,779	2,777,397
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,484	2,462,086
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	564	560,474
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	4,308,206
MRA Issuance Trust,
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.731%(c)	02/22/23	5,567	5,547,195
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.981%(c)	03/31/23	5,685	5,672,265
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.981%(c)	03/31/23	2,953	2,948,295
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	177	175,991
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	2,235,648
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	185	187,110
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	2,593	2,588,217
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	2,020	2,042,080
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	2,020	2,042,338
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	842	836,787
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
1.527%(c)	02/25/35	1,114	1,131,158
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	94	93,859
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	23	23,086
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	10/25/30	241	240,896

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57		148	$146,437
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48		243	240,461
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	05/27/23		2,782	2,758,697
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22		1,381	1,377,569
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24		3,648	3,666,236
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23		308	306,672
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25		378	374,269
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25		833	811,419
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.857%(c)	03/25/28		19	19,238
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.157%(c)	03/25/28		260	255,956
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,084	1,195,419
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.997%(cc)	06/25/21		43	36,128
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56		4,681	4,660,754
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56		6,701	6,442,307
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,378,025
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,364,533
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		47	47,388
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		135	135,122
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		180	180,408
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	263	$253,622
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,153,107
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	55	55,230
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,055,246
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,205	1,203,515
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	3,265,597
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	10/25/59	239	238,634
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	5,582	5,138,631
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50	148	144,453

Total Residential Mortgage-Backed Securities (cost $174,925,322)			173,273,547
Sovereign Bonds — 3.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	1,720	1,728,743
3.125%	09/30/49	5,493	5,044,150
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30	942	315,708
1.000%	07/09/29	331	113,939
1.125%(cc)	07/09/35	4,603	1,411,362
2.500%(cc)	07/09/41	4,568	1,619,993
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29	441	361,979
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30(a)	3,520	3,229,221
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	827	758,684
3.717%	01/25/27	865	877,355
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	579	585,980
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	270	271,637
4.625%	01/13/28(a)	1,128	1,133,933
4.750%	01/14/50(a)	2,245	1,881,306
5.000%	01/27/45(a)	2,603	2,317,229

A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.625%	02/21/47(a)		4,509	$4,261,714
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	186	161,570
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		2,370	2,230,090
3.100%	05/07/41		3,025	2,673,193
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	7,000	1,118,890
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32(a)		990	829,820
4.125%	02/22/42		1,202	943,137
5.625%	02/26/44		1,441	1,299,923
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	337,181
6.000%	07/19/28		396	402,780
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.625%	03/10/33		3,205	2,945,885
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	416,048
1.450%	09/18/26	EUR	286	310,514
3.375%	07/30/25	EUR	353	411,984
3.500%	01/11/28		410	419,728
3.550%	03/31/32		595	610,893
4.350%	01/11/48		2,543	2,621,933
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		1,344	1,527,989
Sr. Unsec’d. Notes, 144A, MTN
4.750%	07/18/47		400	428,355
5.125%	01/15/45		2,111	2,345,457
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		2,021	2,022,037
3.750%	06/14/28	EUR	1,052	1,259,672
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	296,563,000	20,338,698
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		850	841,528
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		728	837,016
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,830	1,903,278
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	543,260	26,168,950
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	70,380	3,397,930
7.750%	11/13/42	MXN	160,634	7,562,586
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	78,900	$4,009,053
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,570	2,339,190
3.500%	02/12/34		2,230	2,075,712
4.280%	08/14/41		1,695	1,582,872
4.400%	02/12/52		845	778,277
4.500%	04/22/29		200	211,114
4.500%	01/31/50(a)		2,234	2,110,904
4.600%	02/10/48(a)		1,106	1,055,759
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		520	529,033
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		240	251,914
4.750%	03/08/44		8,352	8,235,698
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		874	823,616
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		940	891,813
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		3,030	2,659,771
3.875%	03/17/28		780	797,389
4.500%	04/16/50		3,860	3,821,129
4.500%	04/01/56		3,741	3,671,957
6.700%	01/26/36		328	405,530
Sr. Unsub. Notes
2.252%	09/29/32(a)		1,206	1,067,797
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	616,610
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		70	60,039
2.392%	01/23/26		643	625,350
2.783%	01/23/31		1,399	1,320,638
4.125%	08/25/27		416	432,424
5.625%	11/18/50(a)		915	1,161,173
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		957	960,438
3.556%	09/29/32		290	296,995
3.700%	02/02/42		7,860	7,626,856
3.750%	01/14/29		245	254,949
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	379,959
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		2,260	2,412,570
4.400%	04/16/50		1,545	1,735,187
4.817%	03/14/49		2,808	3,334,538
5.103%	04/23/48		525	643,371

A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,218	$1,879,126
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,507	3,982,863
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		850	853,238
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		1,372	1,180,699
7.250%	02/28/28		870	838,618
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		2,216	2,273,920
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		3,540	3,274,373
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	207,192
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	318,877
3.875%	10/29/35	EUR	167	173,143
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	160	165,885
4.125%	03/11/39	EUR	512	529,099
4.375%	08/22/23		312	318,785
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	2,822,356
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	223,044	82,355
Bonds, Series 6212
7.050%	01/19/28	RUB	288,891	106,667
Bonds, Series 6215
7.000%	08/16/23	RUB	226,614	83,673
Bonds, Series 6219
7.750%	09/16/26	RUB	38,784	14,320
Bonds, Series 6224
6.900%	05/23/29	RUB	742,200	274,043
Bonds, Series 6225
7.250%	05/10/34	RUB	21,276	7,856
Bonds, Series 6228
7.650%	04/10/30	RUB	356,418	131,601
Bonds, Series 6230
7.700%	03/16/39	RUB	511,730	188,946
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		5,030	5,298,618
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	264	248,541
3.125%	05/15/27	EUR	286	308,129
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		1,220	1,158,867
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	820	$869,648
4.975%	04/20/55(a)	534	625,738
5.100%	06/18/50(a)	483	571,697

Total Sovereign Bonds (cost $246,949,567)			200,248,496
U.S. Government Agency Obligations — 24.4%
Federal Home Loan Mortgage Corp.
1.500%	10/01/41	1,222	1,107,270
1.500%	11/01/41	156	141,645
2.000%	08/01/40	2,447	2,296,453
2.000%	12/01/40	369	350,143
2.000%	05/01/41	2,152	2,019,955
2.000%	09/01/41	3,354	3,158,493
2.000%	12/01/41	2,469	2,319,342
2.000%	11/01/50	1,167	1,086,348
2.000%	12/01/50	982	914,693
2.000%	12/01/50	1,366	1,271,705
2.000%	12/01/50	3,834	3,570,699
2.000%	01/01/51	1,942	1,807,169
2.000%	01/01/51	3,996	3,719,449
2.000%	02/01/51	122	113,705
2.000%	02/01/51	143	133,198
2.000%	02/01/51	265	246,196
2.000%	02/01/51	802	746,662
2.000%	03/01/51	48	44,951
2.000%	03/01/51	66	61,465
2.000%	03/01/51	150	140,274
2.000%	03/01/51	295	274,310
2.000%	03/01/51	318	296,146
2.000%	03/01/51	319	297,777
2.000%	03/01/51	343	319,452
2.000%	03/01/51	376	350,625
2.000%	03/01/51	408	379,668
2.000%	03/01/51	444	412,933
2.000%	03/01/51	1,312	1,221,292
2.000%	03/01/51	1,881	1,750,717
2.000%	03/01/51	4,548	4,233,131
2.000%	04/01/51	159	148,334
2.000%	04/01/51	287	267,258
2.000%	04/01/51	378	352,637
2.000%	04/01/51	414	385,269
2.000%	04/01/51	482	448,925
2.000%	04/01/51	866	805,944
2.000%	04/01/51	1,546	1,438,400
2.000%	04/01/51	1,577	1,467,189
2.000%	04/01/51	2,173	2,020,753
2.000%	04/01/51	2,630	2,446,651
2.000%	09/01/51	191	178,053
2.000%	09/01/51	194	180,273
2.000%	10/01/51	2,220	2,062,428
2.000%	11/01/51	389	361,509
2.000%	11/01/51	393	365,680
2.000%	11/01/51	491	457,266
2.000%	11/01/51	595	553,365

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/51	794	$737,898
2.000%	11/01/51	1,139	1,058,381
2.000%	12/01/51	3,636	3,379,618
2.000%	01/01/52	100	92,531
2.000%	01/01/52	299	277,906
2.000%	02/01/52	98	91,277
2.000%	02/01/52	199	185,170
2.000%	02/01/52	199	185,252
2.000%	02/01/52	200	185,428
2.000%	02/01/52	298	276,781
2.000%	02/01/52	796	739,583
2.000%	02/01/52	887	824,262
2.500%	11/01/27	1,016	1,006,604
2.500%	02/01/30	118	117,057
2.500%	04/01/30	112	111,258
2.500%	05/01/30	193	191,212
2.500%	07/01/30	14	13,486
2.500%	07/01/30	16	15,452
2.500%	07/01/30	53	52,317
2.500%	07/01/30	56	55,690
2.500%	08/01/30	175	173,268
2.500%	08/01/30	205	202,963
2.500%	09/01/30	163	161,540
2.500%	09/01/30	469	464,895
2.500%	04/01/31	399	395,117
2.500%	04/01/41	195	188,772
2.500%	06/01/50	1,264	1,208,571
2.500%	09/01/50	8,206	7,846,130
2.500%	11/01/50	82	78,177
2.500%	11/01/50	190	181,981
2.500%	11/01/50	296	283,579
2.500%	12/01/50	2,039	1,952,207
2.500%	01/01/51	80	76,857
2.500%	01/01/51	176	168,573
2.500%	02/01/51	480	458,238
2.500%	03/01/51	344	330,539
2.500%	03/01/51	871	833,683
2.500%	04/01/51	15,275	14,600,345
2.500%	05/01/51	186	179,332
2.500%	05/01/51	543	519,103
2.500%	05/01/51	870	834,201
2.500%	07/01/51	193	184,924
2.500%	07/01/51	200	191,238
2.500%	07/01/51	384	368,445
2.500%	07/01/51	1,430	1,369,500
2.500%	07/01/51	6,707	6,421,063
2.500%	08/01/51	94	90,056
2.500%	08/01/51	284	272,162
2.500%	08/01/51	375	360,065
2.500%	08/01/51	384	368,189
2.500%	08/01/51	1,345	1,291,090
2.500%	09/01/51	563	540,799
2.500%	11/01/51	4,635	4,448,731
2.500%	01/01/52	100	95,642
2.500%	01/01/52	398	382,796
2.500%	01/01/52	493	474,565
2.500%	02/01/52	100	95,710
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	02/01/52	696	$668,156
2.500%	03/01/52	200	191,349
3.000%	01/01/30	70	70,621
3.000%	01/01/30	88	89,330
3.000%	02/01/30	429	433,293
3.000%	06/01/30	285	288,280
3.000%	07/01/30	41	40,968
3.000%	07/01/30	235	237,563
3.000%	08/01/30	40	40,329
3.000%	08/01/30	64	64,654
3.000%	09/01/32	36	36,180
3.000%	10/01/32	6	6,493
3.000%	10/01/32	22	22,342
3.000%	11/01/32	8	8,424
3.000%	12/01/32	6	6,553
3.000%	09/01/37	48	48,557
3.000%	04/01/38	41	40,899
3.000%	06/01/38	779	776,491
3.000%	09/01/46	918	913,083
3.000%	12/01/46	26	25,807
3.000%	12/01/46	84	83,282
3.000%	12/01/46	128	126,909
3.000%	12/01/46	233	231,308
3.000%	01/01/47	614	611,179
3.000%	01/01/47	948	941,818
3.000%	02/01/47	1,828	1,817,443
3.000%	09/01/48	53	52,116
3.000%	09/01/49	1,548	1,538,879
3.000%	03/01/50	90	88,682
3.000%	07/01/50	2,212	2,171,600
3.000%	08/01/50	524	513,759
3.000%	08/01/50	1,536	1,512,034
3.000%	08/01/50	1,983	1,957,291
3.000%	09/01/50	13,321	13,078,362
3.000%	09/01/51	2,143	2,098,697
3.000%	10/01/51	395	389,080
3.000%	01/01/52	197	193,170
3.500%	02/01/31	62	63,615
3.500%	04/01/31	27	28,107
3.500%	04/01/31	396	410,588
3.500%	04/01/32	1,019	1,056,167
3.500%	01/01/34	336	346,028
3.500%	05/01/35	1,270	1,285,999
3.500%	01/01/38	108	110,253
3.500%	04/01/42	109	111,111
3.500%	05/01/42	14	13,997
3.500%	08/01/42	60	61,166
3.500%	08/01/42	112	114,459
3.500%	09/01/42	84	85,723
3.500%	10/01/42	22	22,044
3.500%	11/01/42	21	21,149
3.500%	02/01/43	1,125	1,146,613
3.500%	06/01/43	90	91,711
3.500%	06/01/44	79	80,291
3.500%	01/01/45	8,084	8,251,719
3.500%	09/01/45	49	49,930
3.500%	11/01/45	182	185,897

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/46	1,225	$1,249,567
3.500%	06/01/46	29	29,750
3.500%	09/01/46	99	100,331
3.500%	03/01/47	381	384,207
3.500%	07/01/47	39	38,884
3.500%	10/01/47	317	324,413
3.500%	11/01/47	189	192,005
3.500%	12/01/47	319	322,658
3.500%	12/01/47	418	426,948
3.500%	01/01/48	71	72,576
3.500%	01/01/48	92	93,288
3.500%	01/01/48	519	525,148
3.500%	03/01/48	411	415,728
3.500%	05/01/50	605	611,039
3.500%	01/01/52	286	287,651
4.000%	02/01/34	301	313,573
4.000%	02/01/34	364	381,265
4.000%	03/01/34	350	368,956
4.000%	11/01/36	8	8,291
4.000%	06/01/37	99	102,265
4.000%	08/01/40	52	54,470
4.000%	09/01/40	112	116,950
4.000%	09/01/40	311	325,820
4.000%	09/01/40	427	447,201
4.000%	11/01/40	302	314,612
4.000%	12/01/40	246	257,258
4.000%	04/01/41	4	3,852
4.000%	03/01/42	363	377,564
4.000%	10/01/42	744	774,166
4.000%	12/01/42	83	85,711
4.000%	04/01/43	374	388,821
4.000%	05/01/43	55	57,305
4.000%	06/01/43	36	37,529
4.000%	06/01/43	38	39,105
4.000%	06/01/43	38	40,045
4.000%	06/01/43	43	45,299
4.000%	06/01/43	45	46,659
4.000%	07/01/43	166	173,871
4.000%	07/01/43	195	203,359
4.000%	08/01/43	181	189,427
4.000%	03/01/44	302	315,336
4.000%	04/01/44	114	119,413
4.000%	07/01/44	52	53,998
4.000%	07/01/44	92	96,510
4.000%	01/01/45	147	154,194
4.000%	01/01/45	3,445	3,601,394
4.000%	02/01/45	14	14,928
4.000%	02/01/45	40	41,974
4.000%	02/01/45	137	140,043
4.000%	05/01/45	27	27,493
4.000%	09/01/45	233	242,920
4.000%	09/01/45	3,339	3,493,319
4.000%	12/01/45	59	61,163
4.000%	12/01/45	70	72,785
4.000%	03/01/46	251	261,164
4.000%	05/01/46	276	287,436
4.000%	07/01/46	271	277,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/47	172	$179,272
4.000%	07/01/47	668	695,504
4.000%	12/01/47	842	868,415
4.000%	04/01/48	1,487	1,554,481
4.000%	06/01/48	284	296,094
4.000%	07/01/48	357	365,674
4.000%	07/01/48	504	516,285
4.000%	11/01/48	76	78,269
4.000%	04/01/49	1,216	1,254,979
4.000%	05/01/49	68	70,285
4.000%	06/01/50	1,708	1,762,612
4.500%	09/01/23	20	21,148
4.500%	08/01/24	15	15,447
4.500%	08/01/39	130	138,904
4.500%	12/01/39	48	51,016
4.500%	07/01/40	17	18,105
4.500%	12/01/40	147	156,298
4.500%	05/01/41	104	110,640
4.500%	05/01/41	114	121,084
4.500%	07/01/41	267	281,835
4.500%	03/01/42	258	274,125
4.500%	05/01/42	208	220,936
4.500%	11/01/43	137	145,930
4.500%	12/01/43	276	294,192
4.500%	12/01/43	587	624,178
4.500%	03/01/44	419	443,067
4.500%	04/01/44	23	24,427
4.500%	04/01/44	31	32,567
4.500%	04/01/44	51	52,982
4.500%	04/01/44	129	135,286
4.500%	04/01/44	134	141,698
4.500%	04/01/44	190	201,019
4.500%	04/01/44	346	369,231
4.500%	04/01/44	379	404,144
4.500%	04/01/44	1,192	1,267,314
4.500%	06/01/44	188	199,300
4.500%	04/01/47	628	663,202
4.500%	05/01/47	225	237,740
4.500%	07/01/47	260	273,430
4.500%	07/01/47	885	934,423
4.500%	08/01/47	94	97,341
4.500%	10/01/47	220	229,158
4.500%	12/01/47	131	137,071
4.500%	02/01/48	82	86,927
4.500%	06/01/48	89	92,682
4.500%	07/01/48	420	437,664
4.500%	07/01/48	771	813,930
4.500%	08/01/48	547	569,020
4.500%	08/01/48	636	671,080
4.500%	08/01/48	1,020	1,068,662
4.500%	08/01/48	1,152	1,216,184
4.500%	09/01/48	32	32,878
4.500%	09/01/48	705	734,039
4.500%	09/01/48	2,556	2,650,226
4.500%	12/01/48	201	208,586
4.500%	12/01/48	2,477	2,575,954
4.500%	03/01/49	2,003	2,122,532

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/49	363	$381,524
5.000%	07/01/25	28	29,024
5.000%	06/01/26	66	67,327
5.000%	05/01/36	16	17,027
5.000%	03/01/38	114	123,314
5.000%	06/01/41	53	57,010
5.000%	11/01/41	741	802,244
5.000%	05/01/48	104	110,153
5.000%	06/01/48	18	19,471
5.000%	09/01/48	223	235,406
5.000%	10/01/48	113	119,441
5.000%	12/01/48	1,047	1,104,817
5.000%	10/01/49	7,031	7,396,246
5.000%	03/01/50	4,253	4,473,882
5.000%	07/01/50	226	238,950
5.500%	02/01/35	28	31,001
5.500%	06/01/36	9	10,317
5.500%	10/01/36	5	5,092
5.500%	10/01/36	10	10,916
5.500%	12/01/36	4	4,267
5.500%	12/01/36	6	6,212
5.500%	12/01/36	13	13,785
5.500%	03/01/37	4	4,264
5.500%	04/01/37	6	6,372
5.500%	01/01/38	1	872
5.500%	01/01/38	5	5,755
5.500%	02/01/38	1	922
5.500%	02/01/38	707	779,608
5.500%	04/01/38	455	501,427
5.500%	05/01/38	148	159,703
5.500%	06/01/38	143	157,371
5.500%	07/01/38	175	193,182
5.500%	08/01/38	106	117,419
5.500%	08/01/38	172	185,538
5.500%	12/01/38	87	95,438
5.500%	12/01/38	203	223,366
5.500%	01/01/39	210	232,044
6.000%	01/01/27	71	76,118
6.000%	12/01/28	1	933
6.000%	01/01/32	1	586
6.000%	11/01/32	1	1,440
6.000%	03/01/33	4	4,224
6.000%	11/01/33	2	2,243
6.000%	02/01/34	97	107,186
6.000%	12/01/34	2	2,204
6.000%	01/01/36	17	19,028
6.000%	03/01/36	1	952
6.000%	04/01/36	14	15,971
6.000%	08/01/36	9	9,573
6.000%	11/01/36	7	7,635
6.000%	12/01/36	375	419,352
6.000%	04/01/37	—(r)	547
6.000%	05/01/37	6	6,510
6.000%	07/01/37	1	1,335
6.000%	08/01/37	15	17,207
6.000%	09/01/37	1	921
6.000%	09/01/37	3	3,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/37	—(r)	$486
6.000%	10/01/37	3	3,546
6.000%	10/01/37	7	7,620
6.000%	10/01/37	15	16,382
6.000%	11/01/37	108	121,272
6.000%	11/01/37	939	1,049,240
6.000%	12/01/37	2	1,728
6.000%	01/01/38	3	2,986
6.000%	01/01/38	5	5,029
6.000%	01/01/38	8	8,989
6.000%	01/01/38	10	10,690
6.000%	01/01/38	10	11,053
6.000%	01/01/38	17	18,523
6.000%	04/01/38	2	2,606
6.000%	04/01/38	21	23,714
6.000%	06/01/38	1	672
6.000%	07/01/38	26	28,893
6.000%	08/01/38	2	2,581
6.000%	08/01/38	3	3,661
6.000%	08/01/38	147	163,610
6.000%	09/01/38	1	605
6.000%	09/01/38	6	6,951
6.000%	10/01/38	6	7,136
6.000%	11/01/38	2	2,033
6.000%	01/01/39	326	364,521
6.000%	10/01/39	7	7,485
6.000%	03/01/40	8	8,932
6.000%	04/01/40	210	225,634
6.000%	05/01/40	1	986
6.500%	09/01/39	73	78,968
6.500%	09/01/39	214	235,292
6.750%	03/15/31	830	1,103,415
7.000%	03/01/39	72	81,492
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.619% (Cap 7.873%, Floor 1.619%)
2.872%(c)	11/01/47	1,201	1,209,432
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.628% (Cap 8.013%, Floor 1.628%)
3.012%(c)	11/01/48	928	931,582
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	496	401,522
Federal National Mortgage Assoc.
1.500%	TBA	6,400	5,711,750
1.500%	TBA	8,392	7,956,337
1.500%	12/01/35	46	43,909
1.500%	03/01/36	99	93,961
1.500%	02/01/42	499	452,052
1.500%	01/01/51	4,548	4,071,179
1.500%	02/01/51	5,393	4,820,331
2.000%	TBA	55,575	51,373,322
2.000%	TBA	113,375	105,239,458
2.000%	10/01/31	60	58,957
2.000%	11/01/31	19	18,085
2.000%	11/01/31	100	97,691
2.000%	11/01/31	241	234,735
2.000%	11/01/31	283	276,048
2.000%	12/01/31	84	81,867

A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/32	428	$417,430
2.000%	12/01/40	439	416,158
2.000%	12/01/40	5,294	4,969,088
2.000%	01/01/41	3,503	3,287,642
2.000%	05/01/41	467	441,049
2.000%	07/01/41	1,081	1,014,585
2.000%	08/01/41	1,166	1,094,511
2.000%	10/01/41	1,158	1,086,857
2.000%	08/01/50	176	164,045
2.000%	09/01/50	179	167,221
2.000%	09/01/50	256	238,913
2.000%	11/01/50	204	190,101
2.000%	11/01/50	425	395,448
2.000%	11/01/50	818	761,361
2.000%	11/01/50	2,401	2,236,394
2.000%	11/01/50	10,762	10,025,718
2.000%	12/01/50	1,121	1,044,699
2.000%	12/01/50	2,237	2,083,287
2.000%	12/01/50	4,769	4,441,229
2.000%	01/01/51	69	63,884
2.000%	01/01/51	348	323,731
2.000%	01/01/51	508	472,762
2.000%	01/01/51	3,490	3,249,877
2.000%	01/01/51	3,862	3,594,869
2.000%	02/01/51	67	62,600
2.000%	02/01/51	144	134,455
2.000%	02/01/51	147	136,959
2.000%	02/01/51	159	148,391
2.000%	02/01/51	196	182,375
2.000%	02/01/51	208	193,728
2.000%	02/01/51	232	215,678
2.000%	02/01/51	242	226,031
2.000%	02/01/51	333	310,191
2.000%	02/01/51	540	502,493
2.000%	02/01/51	913	851,671
2.000%	03/01/51	49	45,682
2.000%	03/01/51	94	87,200
2.000%	03/01/51	100	93,036
2.000%	03/01/51	101	94,261
2.000%	03/01/51	104	96,566
2.000%	03/01/51	106	98,772
2.000%	03/01/51	204	189,819
2.000%	03/01/51	205	190,989
2.000%	03/01/51	211	196,277
2.000%	03/01/51	226	210,138
2.000%	03/01/51	289	268,890
2.000%	03/01/51	296	275,574
2.000%	03/01/51	298	277,519
2.000%	03/01/51	394	366,960
2.000%	03/01/51	396	368,528
2.000%	03/01/51	402	374,078
2.000%	03/01/51	408	379,065
2.000%	03/01/51	955	888,633
2.000%	03/01/51	2,209	2,055,176
2.000%	03/01/51	2,231	2,076,040
2.000%	03/01/51	3,139	2,921,486
2.000%	03/01/51	3,274	3,046,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/51	149	$139,297
2.000%	04/01/51	150	139,847
2.000%	04/01/51	156	145,763
2.000%	04/01/51	188	175,098
2.000%	04/01/51	296	276,275
2.000%	04/01/51	336	313,312
2.000%	04/01/51	864	803,755
2.000%	04/01/51	906	842,923
2.000%	04/01/51	978	909,809
2.000%	04/01/51	1,416	1,317,989
2.000%	04/01/51	4,197	3,906,208
2.000%	04/01/51	8,811	8,196,564
2.000%	05/01/51	3,474	3,232,879
2.000%	07/01/51	767	713,285
2.000%	08/01/51	770	715,816
2.000%	10/01/51	781	726,076
2.000%	11/01/51	494	459,205
2.000%	11/01/51	1,183	1,101,090
2.000%	12/01/51	1,936	1,798,701
2.000%	01/01/52	1,286	1,195,939
2.000%	01/01/52	1,679	1,560,176
2.000%	02/01/52	100	92,619
2.000%	02/01/52	299	278,781
2.000%	02/01/52	399	371,602
2.000%	02/01/52	596	554,636
2.000%	02/01/52	697	648,085
2.000%	02/01/52	1,493	1,388,859
2.000%	03/01/52	1,200	1,118,265
2.150%(cc)	02/01/32	700	654,489
2.500%	TBA	28,110	27,779,488
2.500%	TBA	102,700	97,779,109
2.500%	TBA	106,878	101,968,292
2.500%	09/01/27	16	15,426
2.500%	09/01/27	21	21,294
2.500%	02/01/28	7	6,507
2.500%	04/01/28	15	14,572
2.500%	08/01/28	38	38,118
2.500%	02/01/30	14	13,713
2.500%	03/01/30	35	34,377
2.500%	04/01/30	69	67,991
2.500%	05/01/30	120	118,535
2.500%	07/01/30	20	19,326
2.500%	07/01/30	74	72,950
2.500%	07/01/30	96	94,853
2.500%	08/01/30	43	42,455
2.500%	08/01/30	99	97,850
2.500%	08/01/30	122	120,662
2.500%	08/01/30	201	199,056
2.500%	09/01/30	115	114,106
2.500%	09/01/30	149	147,612
2.500%	11/01/30	12	11,623
2.500%	11/01/30	122	120,634
2.500%	11/01/30	128	126,837
2.500%	11/01/30	135	133,383
2.500%	11/01/30	151	149,900
2.500%	03/01/31	24	23,558
2.500%	06/01/31	188	185,825

A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/31	101	$100,200
2.500%	08/01/31	17	16,567
2.500%	10/01/31	144	142,460
2.500%	10/01/31	234	232,008
2.500%	10/01/31	327	324,020
2.500%	10/01/31	382	378,085
2.500%	11/01/31	18	17,614
2.500%	11/01/31	19	19,226
2.500%	11/01/31	40	39,542
2.500%	11/01/31	60	59,677
2.500%	11/01/31	86	85,420
2.500%	11/01/31	123	122,089
2.500%	11/01/31	223	220,620
2.500%	11/01/31	288	285,080
2.500%	11/01/31	3,166	3,136,777
2.500%	02/01/32	30	30,031
2.500%	03/01/32	94	93,233
2.500%	03/01/32	205	203,331
2.500%	03/01/32	228	225,661
2.500%	04/01/32	13	12,761
2.500%	08/01/32	557	552,182
2.500%	02/01/33	1,024	1,013,907
2.500%	12/01/35	886	876,973
2.500%	12/01/35	989	979,364
2.500%	03/01/38	164	158,375
2.500%	03/01/41	256	250,343
2.500%	04/01/41	307	299,529
2.500%	04/01/41	908	888,508
2.500%	04/01/41	1,118	1,083,494
2.500%	05/01/41	2,437	2,358,581
2.500%	09/01/50	457	438,196
2.500%	10/01/50	47	44,596
2.500%	10/01/50	1,271	1,215,885
2.500%	11/01/50	345	330,430
2.500%	11/01/50	458	438,945
2.500%	12/01/50	346	331,701
2.500%	01/01/51	84	80,007
2.500%	02/01/51	131	124,754
2.500%	02/01/51	262	250,774
2.500%	02/01/51	13,833	13,234,545
2.500%	03/01/51	543	520,896
2.500%	03/01/51	1,233	1,178,868
2.500%	04/01/51	95	91,133
2.500%	04/01/51	327	314,421
2.500%	04/01/51	557	532,645
2.500%	04/01/51	785	751,472
2.500%	04/01/51(k)	15,310	14,631,894
2.500%	05/01/51	433	413,381
2.500%	05/01/51	517	495,043
2.500%	05/01/51	2,118	2,027,344
2.500%	05/01/51	2,965	2,839,124
2.500%	06/01/51	183	176,555
2.500%	06/01/51	268	257,167
2.500%	06/01/51	564	540,411
2.500%	06/01/51	855	820,612
2.500%	07/01/51	99	94,427
2.500%	07/01/51	296	283,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/51	376	$360,069
2.500%	07/01/51	479	459,603
2.500%	07/01/51	574	550,550
2.500%	07/01/51	757	727,934
2.500%	08/01/51	285	273,321
2.500%	08/01/51	290	278,267
2.500%	08/01/51	575	552,144
2.500%	09/01/51	99	94,871
2.500%	09/01/51	191	184,448
2.500%	09/01/51	289	278,239
2.500%	09/01/51	381	364,768
2.500%	10/01/51	388	370,307
2.500%	10/01/51	1,259	1,208,847
2.500%	10/01/51	3,075	2,937,804
2.500%	11/01/51	196	188,871
2.500%	11/01/51	300	287,958
2.500%	11/01/51	1,183	1,132,580
2.500%	12/01/51	785	751,162
2.500%	01/01/52	198	190,586
2.500%	01/01/52	296	283,738
2.500%	01/01/52	396	381,027
2.500%	01/01/52	995	955,131
2.500%	01/01/52	1,591	1,520,333
2.500%	01/01/52	1,890	1,806,342
2.500%	02/01/52	299	287,045
2.500%	02/01/52	299	287,046
2.500%	02/01/52	299	287,410
2.500%	02/01/52	1,095	1,048,608
2.500%	02/01/52	2,289	2,187,486
2.500%	02/01/52	2,371	2,265,344
2.500%	03/01/52	699	669,856
2.500%	03/01/52	1,298	1,239,978
2.500%	04/01/52	100	95,675
2.500%	01/01/57	2,449	2,339,304
2.930%	06/01/30	251	251,754
3.000%	TBA	500	487,919
3.000%	TBA	5,875	5,915,391
3.000%	TBA	85,025	83,165,078
3.000%	07/01/27	7	7,363
3.000%	04/01/28	47	47,716
3.000%	05/01/28	51	51,537
3.000%	10/01/28	8	7,756
3.000%	10/01/28	79	80,061
3.000%	11/01/28	8	8,541
3.000%	10/01/29	119	120,074
3.000%	02/01/30	369	373,255
3.000%	03/01/30	187	188,524
3.000%	04/01/30	152	153,375
3.000%	04/01/30	1,857	1,876,445
3.000%	05/01/30	102	103,384
3.000%	05/01/30	153	154,459
3.000%	07/01/30	28	28,553
3.000%	07/01/30	39	39,654
3.000%	07/01/30	124	125,376
3.000%	08/01/30	17	17,492
3.000%	08/01/30	38	37,910
3.000%	08/01/30	43	43,806

A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/30	151	$152,992
3.000%	08/01/30	163	164,564
3.000%	08/01/30	187	189,278
3.000%	08/01/30	222	224,601
3.000%	08/01/30	409	412,776
3.000%	08/01/30	816	824,332
3.000%	09/01/30	24	23,991
3.000%	09/01/30	87	87,385
3.000%	09/01/30	134	135,184
3.000%	09/01/30	686	692,711
3.000%	11/01/30	7	6,713
3.000%	12/01/30	12	12,258
3.000%	04/01/31	9	9,533
3.000%	09/01/31	121	121,878
3.000%	12/01/31	46	46,343
3.000%	02/01/32	128	129,566
3.000%	09/01/32	51	51,962
3.000%	11/01/32	255	256,559
3.000%	01/01/33	65	66,022
3.000%	01/01/33	345	348,421
3.000%	01/01/33	496	501,154
3.000%	11/01/33	436	441,680
3.000%	07/01/35	77	77,216
3.000%	08/01/35	78	79,267
3.000%	08/01/35	79	80,068
3.000%	12/01/35	22	22,081
3.000%	02/01/36	609	607,381
3.000%	04/01/36	465	463,776
3.000%	07/01/36	1,517	1,513,376
3.000%	08/01/36	865	863,964
3.000%	10/01/36	31	31,034
3.000%	10/01/36	3,248	3,248,422
3.000%	11/01/36	102	102,033
3.000%	11/01/36	202	202,570
3.000%	12/01/36	187	187,149
3.000%	12/01/36	257	258,395
3.000%	12/01/36	289	288,779
3.000%	12/01/37	66	65,645
3.000%	06/01/38	813	810,821
3.000%	03/01/40	704	703,547
3.000%	09/01/42	1,287	1,279,948
3.000%	12/01/42	24	23,916
3.000%	12/01/42	41	40,781
3.000%	01/01/43	8	7,534
3.000%	01/01/43	25	25,282
3.000%	01/01/43	41	40,557
3.000%	01/01/43	64	63,212
3.000%	01/01/43	77	76,960
3.000%	01/01/43	245	244,287
3.000%	01/01/43	255	254,558
3.000%	02/01/43	36	36,320
3.000%	11/01/43	743	741,267
3.000%	11/01/44	3,645	3,639,971
3.000%	02/01/45	224	222,818
3.000%	03/01/45	600	596,074
3.000%	04/01/45	81	79,353
3.000%	04/01/45	152	150,924
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/45	1,501	$1,492,084
3.000%	07/01/45	881	876,311
3.000%	05/01/46	81	79,977
3.000%	06/01/46	19	19,162
3.000%	06/01/46	56	55,441
3.000%	06/01/46	231	229,206
3.000%	08/01/46	66	65,284
3.000%	09/01/46	305	302,773
3.000%	10/01/46	150	148,898
3.000%	11/01/46	780	774,954
3.000%	01/01/47	87	86,347
3.000%	01/01/47	99	98,093
3.000%	01/01/47	233	231,476
3.000%	02/01/47	154	152,524
3.000%	02/01/47	190	188,118
3.000%	03/01/47	307	304,706
3.000%	03/01/47	317	312,762
3.000%	03/01/47	373	370,505
3.000%	11/01/47	33	32,160
3.000%	12/01/47	735	734,917
3.000%	08/01/49	40	39,270
3.000%	08/01/49	235	232,278
3.000%	02/01/50	256	254,460
3.000%	02/01/50	13,409	13,274,483
3.000%	07/01/50	545	535,273
3.000%	08/01/50	341	334,782
3.000%	08/01/50	820	805,210
3.000%	08/01/50	3,671	3,645,503
3.000%	05/01/51	1,863	1,830,647
3.000%	08/01/51	372	366,966
3.000%	08/01/51	1,220	1,207,590
3.000%	11/01/51	294	291,183
3.000%	12/01/51	99	96,983
3.000%	12/01/51	492	486,965
3.000%	12/01/51	1,652	1,619,800
3.000%	01/01/52	199	194,948
3.000%	01/01/52	793	784,588
3.000%	02/01/52	100	98,320
3.000%	03/01/52	200	198,082
3.000%	03/01/52	3,800	3,761,205
3.200%	02/01/29	92	93,195
3.250%	05/01/29	158	161,598
3.450%	03/01/29	155	160,435
3.468%	03/01/30	276	284,472
3.500%	TBA	2,800	2,795,155
3.500%	TBA	5,100	5,202,000
3.500%	TBA	15,331	15,357,350
3.500%	TBA	16,400	16,329,344
3.500%	11/01/27	26	26,489
3.500%	11/01/28	135	137,838
3.500%	12/01/28	76	77,255
3.500%	12/01/28	112	115,222
3.500%	12/01/28	609	625,106
3.500%	12/01/28	884	911,878
3.500%	02/01/29	186	190,975
3.500%	02/01/29	529	544,538
3.500%	03/01/29	163	167,361

A57

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/30	124	$128,764
3.500%	04/01/34	25	26,112
3.500%	04/01/34	173	180,033
3.500%	12/01/34	253	256,503
3.500%	01/01/35	162	164,151
3.500%	02/01/37	225	227,810
3.500%	03/01/37	140	141,056
3.500%	12/01/37	185	189,736
3.500%	08/01/39	212	215,100
3.500%	02/01/40	229	233,671
3.500%	02/01/40	621	639,930
3.500%	01/01/42	63	64,232
3.500%	04/01/42	27	27,822
3.500%	04/01/42	66	67,001
3.500%	05/01/42	15	14,871
3.500%	05/01/42	150	152,736
3.500%	06/01/42	11	11,628
3.500%	06/01/42	17	16,932
3.500%	07/01/42	34	34,875
3.500%	07/01/42	275	280,061
3.500%	09/01/42	286	292,444
3.500%	09/01/42	380	387,816
3.500%	09/01/42	2,058	2,099,719
3.500%	12/01/42	157	159,922
3.500%	01/01/43	1,417	1,447,075
3.500%	03/01/43	1,031	1,052,178
3.500%	04/01/43	970	989,415
3.500%	04/01/43	1,006	1,026,291
3.500%	06/01/43	1,010	1,030,701
3.500%	06/01/43	1,135	1,158,098
3.500%	07/01/43	1,479	1,508,250
3.500%	08/01/44	689	702,709
3.500%	02/01/45	186	189,549
3.500%	02/01/45	588	599,247
3.500%	04/01/45	264	268,648
3.500%	01/01/46	234	238,235
3.500%	01/01/46	283	288,733
3.500%	03/01/46	221	224,939
3.500%	07/01/46	99	99,977
3.500%	12/01/46	457	463,530
3.500%	01/01/47	8	7,781
3.500%	02/01/47	272	275,927
3.500%	03/01/47	63	64,237
3.500%	05/01/47	368	373,963
3.500%	07/01/47	35	34,965
3.500%	09/01/47	465	471,748
3.500%	10/01/47	799	810,577
3.500%	11/01/47	450	454,761
3.500%	11/01/47	1,241	1,258,973
3.500%	12/01/47	449	453,107
3.500%	01/01/48	272	274,740
3.500%	01/01/48	581	590,691
3.500%	02/01/48	208	209,837
3.500%	04/01/48	97	98,379
3.500%	04/01/48	1,365	1,385,678
3.500%	05/01/48	454	459,095
3.500%	05/01/50	835	840,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/50	196	$197,803
3.500%	08/01/50	200	201,418
3.500%	08/01/50	980	986,025
3.500%	08/01/50	1,038	1,054,811
3.500%	10/01/50	172	173,423
3.500%	02/01/51	79	80,169
3.500%	06/01/51	172	173,728
3.500%	01/01/52	390	392,160
4.000%	TBA	2,700	2,736,188
4.000%	05/01/29	2	1,720
4.000%	10/01/30	8	8,526
4.000%	10/01/31	151	155,726
4.000%	04/01/33	285	298,482
4.000%	06/01/33	225	235,064
4.000%	09/01/33	95	100,115
4.000%	09/01/33	1,716	1,770,619
4.000%	10/01/33	262	273,707
4.000%	11/01/33	1,767	1,853,048
4.000%	02/01/34	116	120,912
4.000%	03/01/34	59	60,512
4.000%	03/01/34	65	68,275
4.000%	01/01/36	232	242,857
4.000%	07/01/37	38	38,798
4.000%	09/01/37	45	46,929
4.000%	03/01/38	32	33,316
4.000%	09/01/40	223	232,907
4.000%	10/01/40	552	575,660
4.000%	12/01/41	142	147,309
4.000%	01/01/42	730	763,059
4.000%	04/01/42	55	57,031
4.000%	04/01/42	59	61,806
4.000%	05/01/42	96	100,216
4.000%	05/01/42	324	337,790
4.000%	07/01/42	649	678,915
4.000%	10/01/42	352	366,864
4.000%	11/01/42	632	661,478
4.000%	12/01/42	52	54,368
4.000%	12/01/42	88	92,229
4.000%	12/01/42	267	277,863
4.000%	04/01/43	62	64,562
4.000%	06/01/43	24	25,430
4.000%	06/01/43	26	26,515
4.000%	06/01/43	27	28,516
4.000%	06/01/43	37	38,354
4.000%	06/01/43	47	48,716
4.000%	06/01/43	48	50,155
4.000%	06/01/43	50	52,073
4.000%	06/01/43	61	64,464
4.000%	06/01/43	64	66,588
4.000%	06/01/43	66	68,582
4.000%	06/01/43	78	82,001
4.000%	06/01/43	83	86,820
4.000%	06/01/43	157	164,338
4.000%	06/01/43	162	168,756
4.000%	07/01/43	42	43,766
4.000%	07/01/43	162	168,702
4.000%	07/01/43	241	251,196

A58

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/43	249	$260,491
4.000%	01/01/44	352	366,825
4.000%	01/01/45	401	418,978
4.000%	02/01/45	1,220	1,276,197
4.000%	03/01/45	95	97,421
4.000%	12/01/45	775	807,406
4.000%	02/01/47	187	194,639
4.000%	04/01/47	383	396,008
4.000%	07/01/47	127	130,744
4.000%	07/01/47	698	727,037
4.000%	08/01/47	178	183,252
4.000%	08/01/47	298	307,526
4.000%	09/01/47	223	229,951
4.000%	10/01/47	463	476,953
4.000%	10/01/47	830	860,696
4.000%	11/01/47	214	221,625
4.000%	12/01/47	63	64,330
4.000%	01/01/48	33	33,481
4.000%	01/01/48	154	158,819
4.000%	02/01/48	107	111,495
4.000%	05/01/48	299	306,023
4.000%	06/01/48	66	67,073
4.000%	06/01/48	230	238,314
4.000%	06/01/48	614	629,019
4.000%	07/01/48	2,853	2,917,844
4.000%	08/01/48	45	47,012
4.000%	08/01/48	82	83,628
4.000%	08/01/48	232	240,615
4.000%	09/01/48	131	134,131
4.000%	09/01/48	206	210,475
4.000%	09/01/48	7,432	7,614,035
4.000%	10/01/48	635	656,629
4.000%	11/01/48	78	80,252
4.000%	11/01/48	180	186,922
4.000%	12/01/48	19	19,324
4.000%	12/01/48	1,000	1,023,468
4.000%	12/01/48	4,039	4,124,277
4.000%	01/01/49	312	323,929
4.000%	03/01/49	371	379,839
4.000%	03/01/49	7,892	8,076,153
4.000%	04/01/49	274	280,631
4.000%	02/01/50	69	71,130
4.000%	01/01/51	81	84,480
4.000%	01/01/51	122	127,635
4.000%	01/01/51	128	134,366
4.000%	02/01/56	4,332	4,596,651
4.000%	06/01/57	48	50,097
4.500%	04/01/24	5	5,566
4.500%	08/01/24	1	648
4.500%	09/01/24	1	517
4.500%	12/01/24	4	3,988
4.500%	02/01/25	1	1,356
4.500%	03/01/25	5	5,327
4.500%	04/01/25	1	590
4.500%	04/01/25	1	674
4.500%	04/01/25	1	1,364
4.500%	04/01/25	3	3,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/25	8	$7,989
4.500%	05/01/25	1	670
4.500%	05/01/25	1	1,446
4.500%	07/01/25	10	10,787
4.500%	09/01/25	1	1,439
4.500%	04/01/31	12	12,012
4.500%	05/01/31	39	40,750
4.500%	06/01/31	14	14,394
4.500%	11/01/31	17	18,121
4.500%	12/01/31	38	39,154
4.500%	12/01/31	150	156,484
4.500%	11/01/35	11	11,691
4.500%	04/01/39	2	2,641
4.500%	04/01/39	4	4,399
4.500%	05/01/39	264	281,094
4.500%	06/01/39	8	9,000
4.500%	06/01/39	18	18,868
4.500%	08/01/39	35	37,562
4.500%	12/01/39	4	4,223
4.500%	06/01/40	37	39,948
4.500%	07/01/40	72	76,968
4.500%	08/01/40	20	21,496
4.500%	08/01/40	22	23,913
4.500%	12/01/40	371	394,254
4.500%	01/01/41	31	33,164
4.500%	02/01/41	28	30,054
4.500%	03/01/41	11	12,036
4.500%	04/01/41	1	1,049
4.500%	05/01/41	3	3,001
4.500%	05/01/41	4	3,796
4.500%	07/01/41	7	7,138
4.500%	07/01/41	35	37,566
4.500%	08/01/41	91	96,973
4.500%	09/01/41	30	32,370
4.500%	09/01/41	122	128,681
4.500%	10/01/41	7	7,857
4.500%	10/01/41	27	29,248
4.500%	10/01/41	60	63,889
4.500%	10/01/41	100	103,930
4.500%	10/01/41	215	229,095
4.500%	12/01/41	73	76,884
4.500%	01/01/42	6	6,780
4.500%	06/01/42	13	13,660
4.500%	09/01/42	27	28,476
4.500%	09/01/42	224	238,453
4.500%	11/01/42	36	36,858
4.500%	09/01/43	23	24,863
4.500%	09/01/43	36	38,481
4.500%	09/01/43	222	236,297
4.500%	10/01/43	19	20,745
4.500%	10/01/43	45	47,693
4.500%	10/01/43	124	131,406
4.500%	10/01/43	179	192,110
4.500%	10/01/43	279	297,999
4.500%	11/01/43	63	66,955
4.500%	11/01/43	122	129,841
4.500%	11/01/43	880	930,328

A59

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/01/43	66	$69,423
4.500%	12/01/43	156	165,163
4.500%	01/01/44	66	70,070
4.500%	01/01/44	76	80,592
4.500%	01/01/44	98	104,318
4.500%	01/01/44	117	123,723
4.500%	01/01/44	154	162,927
4.500%	02/01/44	23	24,205
4.500%	02/01/44	46	48,116
4.500%	02/01/44	53	55,124
4.500%	02/01/44	243	259,148
4.500%	02/01/44	404	425,633
4.500%	03/01/44	40	41,977
4.500%	03/01/44	83	85,905
4.500%	03/01/44	371	395,016
4.500%	04/01/44	8	8,909
4.500%	04/01/44	22	23,287
4.500%	04/01/44	72	75,617
4.500%	04/01/44	116	121,474
4.500%	04/01/44	171	181,756
4.500%	04/01/44	337	359,258
4.500%	05/01/44	33	34,430
4.500%	05/01/44	96	100,038
4.500%	05/01/44	215	227,959
4.500%	01/01/45	63	66,649
4.500%	01/01/45	336	357,652
4.500%	05/01/45	325	344,777
4.500%	07/01/45	346	365,079
4.500%	09/01/45	96	102,411
4.500%	11/01/45	9	9,467
4.500%	11/01/45	85	90,442
4.500%	11/01/45	484	514,977
4.500%	12/01/45	181	193,275
4.500%	07/01/46	1,144	1,218,898
4.500%	08/01/46	213	225,555
4.500%	01/01/47	31	32,419
4.500%	03/01/47	207	216,764
4.500%	05/01/47	637	667,616
4.500%	07/01/47	85	90,012
4.500%	09/01/47	23	24,327
4.500%	10/01/47	25	26,177
4.500%	10/01/47	28	29,614
4.500%	10/01/47	102	107,046
4.500%	11/01/47	12	12,579
4.500%	11/01/47	41	43,093
4.500%	11/01/47	318	333,589
4.500%	11/01/47	417	437,564
4.500%	11/01/47	711	749,930
4.500%	12/01/47	26	27,574
4.500%	12/01/47	74	78,676
4.500%	01/01/48	735	771,192
4.500%	02/01/48	42	43,668
4.500%	03/01/48	31	32,358
4.500%	03/01/48	33	34,288
4.500%	04/01/48	181	191,848
4.500%	05/01/48	33	34,725
4.500%	05/01/48	855	906,608
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/48	2,278	$2,401,250
4.500%	06/01/48	49	50,818
4.500%	06/01/48	113	119,241
4.500%	06/01/48	6,510	6,763,545
4.500%	07/01/48	19	20,195
4.500%	07/01/48	21	22,104
4.500%	07/01/48	73	76,916
4.500%	07/01/48	93	98,798
4.500%	07/01/48	101	106,976
4.500%	07/01/48	1,249	1,296,349
4.500%	08/01/48	76	78,950
4.500%	08/01/48	551	579,928
4.500%	08/01/48	917	954,224
4.500%	10/01/48	7	7,218
4.500%	11/01/48	349	369,055
4.500%	11/01/48	446	467,973
4.500%	12/01/48	49	51,166
4.500%	12/01/48	256	265,804
4.500%	02/01/49	1,104	1,171,980
4.500%	02/01/49	3,635	3,858,120
4.500%	04/01/49	299	316,278
4.500%	04/01/49	989	1,028,520
4.500%	05/01/49	3,335	3,539,857
4.500%	10/01/49	80	83,271
4.500%	02/01/50	2,172	2,255,223
4.500%	03/01/50	440	462,915
4.500%	09/01/57	165	176,443
4.500%	08/01/58	57	60,560
5.000%	07/01/33	53	56,110
5.000%	09/01/33	63	67,610
5.000%	02/01/35	893	965,036
5.000%	08/01/35	3	2,937
5.000%	09/01/35	9	9,457
5.000%	09/01/35	57	61,059
5.000%	10/01/35	2	2,679
5.000%	10/01/35	182	194,661
5.000%	03/01/36	3	3,423
5.000%	12/01/36	1	899
5.000%	01/01/38	7	7,075
5.000%	08/01/38	835	886,928
5.000%	01/01/39	9	9,597
5.000%	12/01/39	4	4,188
5.000%	12/01/39	7	7,824
5.000%	01/01/40	2	2,508
5.000%	05/01/40	3	3,195
5.000%	05/01/40	10	10,976
5.000%	05/01/40	11	11,823
5.000%	05/01/40	16	16,522
5.000%	06/01/40	48	51,973
5.000%	07/01/40	13	14,232
5.000%	11/01/40	249	268,928
5.000%	01/01/41	10	10,349
5.000%	01/01/41	41	43,842
5.000%	02/01/41	25	25,846
5.000%	04/01/41	3	3,518
5.000%	04/01/41	36	38,802
5.000%	05/01/41	2	1,811

A60

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/01/41	44	$47,312
5.000%	05/01/41	45	48,879
5.000%	05/01/41	73	79,185
5.000%	05/01/41	78	83,984
5.000%	05/01/41	130	141,141
5.000%	06/01/41	55	59,884
5.000%	07/01/41	747	800,296
5.000%	01/01/42	8	8,080
5.000%	12/01/43	1,492	1,614,479
5.000%	09/01/48	296	312,638
5.000%	01/01/49	344	362,286
5.000%	01/01/49	445	469,302
5.000%	08/01/49	371	393,544
5.000%	12/01/49	2,272	2,395,825
5.500%	04/01/24	1	1,053
5.500%	06/01/24	1	1,370
5.500%	07/01/28	5	5,293
5.500%	11/01/28	15	15,439
5.500%	04/01/30	4	4,508
5.500%	12/01/30	—(r)	439
5.500%	11/01/32	1	617
5.500%	12/01/32	2	2,272
5.500%	01/01/33	25	26,862
5.500%	01/01/33	36	38,434
5.500%	04/01/33	15	15,959
5.500%	06/01/33	1	837
5.500%	07/01/33	9	9,728
5.500%	09/01/33	2	1,936
5.500%	09/01/33	8	8,704
5.500%	10/01/33	17	18,721
5.500%	11/01/33	1	1,321
5.500%	11/01/33	2	1,633
5.500%	11/01/33	3	3,568
5.500%	11/01/33	4	4,449
5.500%	11/01/33	8	8,570
5.500%	11/01/33	8	8,967
5.500%	12/01/33	2	1,800
5.500%	12/01/33	9	9,244
5.500%	01/01/34	1	602
5.500%	01/01/34	6	6,000
5.500%	02/01/34	1	653
5.500%	02/01/34	2	2,030
5.500%	02/01/34	14	15,313
5.500%	03/01/34	2	2,147
5.500%	03/01/34	12	13,143
5.500%	04/01/34	1	1,159
5.500%	07/01/34	11	11,315
5.500%	09/01/34	7	7,626
5.500%	11/01/34	2	2,094
5.500%	12/01/34	1	671
5.500%	12/01/34	1	1,422
5.500%	12/01/34	3	3,150
5.500%	12/01/34	7	7,264
5.500%	02/01/35	—(r)	431
5.500%	02/01/35	3	3,131
5.500%	02/01/35	17	18,771
5.500%	03/01/35	8	8,390
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/01/35	14	$15,168
5.500%	03/01/35	15	16,061
5.500%	04/01/35	1	717
5.500%	04/01/35	15	16,200
5.500%	05/01/35	2	2,190
5.500%	05/01/35	5	5,447
5.500%	07/01/35	3	3,318
5.500%	09/01/35	4	4,540
5.500%	09/01/35	14	15,178
5.500%	10/01/35	3	2,846
5.500%	10/01/35	3	3,438
5.500%	10/01/35	4	3,843
5.500%	10/01/35	7	7,032
5.500%	10/01/35	11	11,947
5.500%	10/01/35	11	12,506
5.500%	11/01/35	—(r)	161
5.500%	11/01/35	—(r)	244
5.500%	11/01/35	12	12,990
5.500%	12/01/35	—(r)	502
5.500%	12/01/35	—(r)	515
5.500%	12/01/35	—(r)	527
5.500%	12/01/35	2	1,708
5.500%	12/01/35	2	1,736
5.500%	12/01/35	7	7,442
5.500%	12/01/35	9	10,011
5.500%	12/01/35	19	20,530
5.500%	01/01/36	1	702
5.500%	02/01/36	1	837
5.500%	03/01/36	2	1,895
5.500%	03/01/36	4	4,509
5.500%	03/01/36	13	14,493
5.500%	05/01/36	—(r)	142
5.500%	07/01/36	3	3,280
5.500%	08/01/36	2	2,537
5.500%	09/01/36	212	232,217
5.500%	11/01/36	3	3,291
5.500%	01/01/37	15	16,936
5.500%	02/01/37	11	11,763
5.500%	03/01/37	7	7,087
5.500%	04/01/37	2	2,647
5.500%	04/01/37	5	5,695
5.500%	05/01/37	95	104,552
5.500%	06/01/37	3	3,411
5.500%	06/01/37	4	4,130
5.500%	08/01/37	1	896
5.500%	08/01/37	1	1,366
5.500%	08/01/37	6	6,933
5.500%	08/01/37	10	11,299
5.500%	03/01/38	8	8,364
5.500%	03/01/38	12	12,890
5.500%	06/01/38	121	128,564
5.500%	08/01/38	128	140,800
5.500%	12/01/38	5	5,174
5.500%	01/01/39	58	63,445
5.500%	09/01/39	8	8,279
5.500%	12/01/39	74	81,458
5.500%	05/01/40	15	16,422

A61

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	06/01/40	14	$14,641
5.500%	01/01/49	706	751,005
5.500%	09/01/49	727	773,692
5.500%	04/01/50	624	663,375
5.500%	09/01/56	1,605	1,788,278
6.000%	11/01/28	1	689
6.000%	02/01/29	—(r)	530
6.000%	03/01/32	1	683
6.000%	04/01/33	41	44,945
6.000%	05/01/33	—(r)	299
6.000%	01/01/34	13	14,109
6.000%	02/01/34	11	11,642
6.000%	11/01/35	4	4,741
6.000%	11/01/35	67	74,017
6.000%	12/01/35	2	2,132
6.000%	04/01/36	3	3,411
6.000%	07/01/36	2	1,712
6.000%	08/01/36	—(r)	65
6.000%	08/01/36	2	1,751
6.000%	08/01/36	12	13,424
6.000%	09/01/36	—(r)	186
6.000%	09/01/36	—(r)	443
6.000%	09/01/36	1	649
6.000%	09/01/36	1	986
6.000%	09/01/36	3	3,487
6.000%	09/01/36	9	9,446
6.000%	10/01/36	1	1,131
6.000%	10/01/36	5	4,875
6.000%	10/01/36	9	10,477
6.000%	11/01/36	—(r)	257
6.000%	11/01/36	1	994
6.000%	11/01/36	1	1,439
6.000%	11/01/36	2	2,198
6.000%	11/01/36	9	10,100
6.000%	11/01/36	11	11,715
6.000%	12/01/36	—(r)	156
6.000%	12/01/36	—(r)	249
6.000%	12/01/36	1	828
6.000%	12/01/36	4	4,101
6.000%	12/01/36	5	5,760
6.000%	12/01/36	10	10,557
6.000%	01/01/37	—(r)	510
6.000%	01/01/37	1	707
6.000%	01/01/37	4	4,963
6.000%	01/01/37	11	11,317
6.000%	01/01/37	13	14,441
6.000%	01/01/37	832	916,301
6.000%	02/01/37	10	11,321
6.000%	02/01/37	175	195,237
6.000%	03/01/37	11	11,955
6.000%	03/01/37	16	18,247
6.000%	03/01/37	75	80,267
6.000%	05/01/37	2	1,943
6.000%	05/01/37	10	10,852
6.000%	05/01/37	11	11,863
6.000%	06/01/37	1	927
6.000%	08/01/37	1	1,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/37	5	$5,131
6.000%	08/01/37	7	7,962
6.000%	08/01/37	13	14,295
6.000%	08/01/37	15	16,529
6.000%	08/01/37	145	160,026
6.000%	09/01/37	15	16,048
6.000%	10/01/37	—(r)	343
6.000%	07/01/41	368	410,769
6.250%	05/15/29	2,224	2,752,500
6.500%	10/01/36	448	498,557
6.500%	05/01/40	1,226	1,358,311
6.625%	11/15/30	1,067	1,399,113
7.000%	04/01/37	80	89,542
7.000%	02/01/39	188	215,202
7.000%	02/01/39	277	312,796
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	129,965
Government National Mortgage Assoc.
2.000%	TBA	4,700	4,470,875
2.500%	TBA	5,150	4,983,832
2.500%	TBA	27,500	26,671,777
2.500%	05/20/51(k)	5,245	5,093,779
3.000%	TBA	4,800	4,719,000
3.000%	TBA	11,880	11,740,317
3.000%	TBA	13,050	12,862,916
3.000%	02/20/42	22	21,543
3.000%	09/15/42	505	506,576
3.000%	09/15/42	558	554,309
3.000%	10/15/42	604	601,890
3.000%	10/15/42	1,569	1,562,821
3.000%	11/15/42	2	1,660
3.000%	11/15/42	773	769,690
3.000%	12/20/44	25	24,449
3.000%	02/15/45	243	241,382
3.000%	01/20/46	87	87,181
3.000%	11/20/46	288	286,532
3.000%	02/20/47	131	130,289
3.000%	04/20/47	43	43,125
3.000%	03/20/50	55	54,371
3.000%	01/20/51	13,146	13,046,960
3.000%	09/20/51	2,917	2,890,603
3.000%	03/20/52	100	100,599
3.500%	TBA	1,800	1,804,219
3.500%	TBA	2,800	2,797,812
3.500%	TBA	43,884	44,123,991
3.500%	09/15/41	27	28,023
3.500%	11/15/41	2	2,254
3.500%	11/15/41	16	16,651
3.500%	01/15/42	6	6,424
3.500%	01/15/42	101	104,368
3.500%	02/15/42	19	19,858
3.500%	03/15/42	6	6,297
3.500%	03/15/42	63	64,704
3.500%	05/15/42	21	21,191
3.500%	06/15/42	12	12,567
3.500%	07/15/42	10	10,146
3.500%	07/15/42	12	12,644

A62

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/15/42	30	$31,074
3.500%	07/15/42	32	32,674
3.500%	08/15/42	12	11,819
3.500%	01/15/43	14	14,159
3.500%	02/15/43	21	21,450
3.500%	04/15/43	61	61,099
3.500%	04/15/43	148	150,341
3.500%	04/20/43	281	288,256
3.500%	05/15/43	6	5,923
3.500%	05/15/43	8	7,997
3.500%	05/15/43	10	9,872
3.500%	05/15/43	39	41,198
3.500%	05/20/43	740	759,322
3.500%	07/15/43	61	63,646
3.500%	10/15/43	36	38,038
3.500%	11/15/43	7	7,438
3.500%	12/15/43	88	91,790
3.500%	01/15/44	27	27,570
3.500%	02/20/44	1,006	1,032,970
3.500%	06/20/44	105	108,303
3.500%	03/20/45	119	121,946
3.500%	04/20/45	52	53,522
3.500%	05/20/45	99	101,003
3.500%	07/20/45	39	39,925
3.500%	08/20/45	52	52,735
3.500%	10/20/45	83	84,291
3.500%	11/20/45	36	36,625
3.500%	12/20/45	429	438,783
3.500%	01/20/46	92	94,364
3.500%	01/20/46	204	208,240
3.500%	03/20/46	1,064	1,086,925
3.500%	04/20/46	543	553,094
3.500%	05/20/46	434	442,372
3.500%	06/20/46	433	440,403
3.500%	07/20/46	634	645,598
3.500%	09/20/46	20	20,146
3.500%	09/20/46	403	409,437
3.500%	10/20/46	70	71,371
3.500%	10/20/46	84	85,702
3.500%	10/20/46	104	105,541
3.500%	10/20/46	153	156,353
3.500%	05/20/47	174	176,554
3.500%	09/20/47	1,698	1,728,818
3.500%	03/20/48	44	44,364
3.500%	04/20/48	18	17,779
3.500%	06/15/48	297	306,102
3.500%	08/20/48	840	851,690
3.500%	09/20/48	1,425	1,445,181
3.500%	05/15/50	377	385,300
4.000%	TBA	2,400	2,428,969
4.000%	TBA	4,000	4,078,750
4.000%	04/20/39	17	17,943
4.000%	07/20/39	140	146,866
4.000%	01/20/40	89	93,773
4.000%	10/20/40	223	234,754
4.000%	12/20/40	888	932,698
4.000%	01/20/41	33	34,233
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/20/41	99	$103,951
4.000%	03/15/41	120	126,987
4.000%	12/20/46	366	377,523
4.000%	05/20/47	143	148,115
4.000%	06/20/47	1,101	1,133,849
4.000%	07/20/47	263	272,556
4.000%	11/20/47	412	426,789
4.000%	12/20/47	369	382,541
4.000%	01/20/48	1,125	1,164,620
4.000%	10/20/49	171	177,163
4.000%	11/20/49	1,267	1,281,139
4.000%	01/20/50	155	162,370
4.000%	02/20/50	138	144,593
4.000%	05/20/50	59	60,150
4.500%	TBA	4,300	4,445,125
4.500%	12/20/39	15	15,672
4.500%	01/20/40	186	197,684
4.500%	02/20/40	15	15,670
4.500%	05/20/40	542	576,819
4.500%	07/20/40	6	6,340
4.500%	09/20/40	6	6,802
4.500%	09/20/40	8	8,819
4.500%	10/20/40	11	11,692
4.500%	12/20/40	241	257,118
4.500%	01/20/41	40	42,509
4.500%	07/20/41	61	63,888
4.500%	07/20/41	258	274,321
4.500%	02/20/42	280	298,033
4.500%	11/20/46	64	68,512
4.500%	03/15/47	85	90,914
4.500%	04/15/47	90	97,405
4.500%	04/15/47	105	113,614
4.500%	05/15/47	75	81,230
4.500%	08/20/47	431	455,201
4.500%	04/20/48	661	691,966
4.500%	05/20/48	26	26,905
4.500%	06/20/48	394	411,391
4.500%	07/20/48	184	192,633
4.500%	08/20/48	463	480,675
4.500%	09/20/48	135	141,038
4.500%	10/20/48	450	468,698
4.500%	12/20/48	207	215,168
4.500%	01/20/49	148	153,678
4.500%	03/20/49	524	545,024
4.500%	04/20/49	68	70,420
4.500%	05/20/49	91	94,358
4.500%	02/20/50	276	285,526
4.500%	03/20/50	181	187,709
4.500%	08/20/50	267	276,582
4.500%	11/20/50	605	629,166
4.500%	12/20/50	282	294,126
5.000%	04/15/38	32	34,210
5.000%	08/15/38	75	83,177
5.000%	10/15/38	6	6,616
5.000%	10/15/38	236	259,222
5.000%	12/15/38	102	112,042
5.000%	01/15/39	28	30,435

A63

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	02/15/39	65	$70,853
5.000%	02/15/39	69	75,916
5.000%	02/15/39	89	98,060
5.000%	02/15/39	205	225,587
5.000%	03/15/39	309	340,044
5.000%	04/15/39	76	82,711
5.000%	04/15/39	86	95,272
5.000%	05/15/39	81	88,374
5.000%	05/15/39	269	293,859
5.000%	11/15/39	138	151,527
5.000%	04/15/40	1,174	1,295,655
5.000%	05/15/40	71	77,898
5.000%	07/20/40	20	21,568
5.000%	07/20/40	31	34,036
5.000%	09/15/40	307	337,680
5.000%	09/20/40	105	115,165
5.000%	11/20/40	90	98,326
5.000%	10/20/47	26	27,238
5.500%	06/15/36	19	21,416
6.000%	08/20/40	27	29,497
6.000%	01/20/41	12	12,821
6.000%	04/20/41	2	1,801
6.000%	06/20/41	35	38,722
6.000%	07/20/41	34	37,572
6.000%	12/20/41	14	15,798
6.000%	02/20/42	17	18,468
6.500%	10/20/37	164	183,981
Government National Mortgage Assoc., 1 Month LIBOR + 1.659% (Cap 11.911%, Floor 1.659%)
1.776%(c)	11/20/60	646	658,507
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.049%, Floor 1.735%)
1.836%(c)	07/20/60	1,054	1,073,314
Government National Mortgage Assoc., 1 Month LIBOR + 1.812% (Cap 12.096%, Floor 1.812%)
1.906%(c)	09/20/60	1,148	1,172,156
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.501%(c)	04/20/60	1,205	1,239,638
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,332,412
5.250%	09/15/39	760	965,556
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	567	430,581
2.897%(s)	03/15/33	123	87,120

Total U.S. Government Agency Obligations (cost $1,380,582,298)			1,347,568,925
U.S. Treasury Obligations — 23.0%
U.S. Treasury Bonds
1.250%	05/15/50	104,451	77,962,879
1.375%	08/15/50	37,953	29,223,810
1.625%	11/15/50(h)	22,624	18,558,750
1.750%	08/15/41	32,619	28,250,852
1.875%	02/15/51	31,733	27,706,876
1.875%	11/15/51(a)	43,681	38,248,176
2.000%	11/15/41	138,835	125,602,289
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.000%	02/15/50	7,388	$6,646,891
2.000%	08/15/51	21,020	18,947,559
2.250%	05/15/41	10,507	9,914,340
2.250%	02/15/52	13,430	12,880,209
2.375%	02/15/42	5,425	5,235,125
2.375%	05/15/51	10,005	9,801,773
2.500%	02/15/45	11,102	10,814,042
2.750%	11/15/47	11,102	11,502,298
3.000%	02/15/48	11,887	12,932,685
3.125%	02/15/43	1,247	1,340,720
4.250%	11/15/40	1,142	1,426,429
4.625%	02/15/40	1,142	1,495,842
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/51	8,434	8,644,070
U.S. Treasury Notes
0.125%	06/30/22	447	446,511
0.125%	03/31/23	10,428	10,265,062
0.125%	04/30/23	10,428	10,242,251
0.125%	05/31/23	10,428	10,214,145
0.125%	10/15/23	105	101,768
0.250%	04/15/23	8,968	8,828,926
0.250%	05/15/24	6,300	6,021,914
0.250%	06/15/24	19,695	18,782,568
0.250%	08/31/25	155	143,411
0.250%	09/30/25	183	169,032
0.250%	10/31/25	515	474,766
0.375%	08/15/24	12,500	11,904,297
0.375%	04/30/25	13,844	12,964,690
0.375%	11/30/25	2,299	2,125,318
0.375%	01/31/26	5	4,607
0.500%	03/15/23	8,968	8,870,263
0.500%	10/15/24	12,360	11,798,972
0.625%	11/15/24	28,600	27,335,344
0.750%	03/31/26	1,212	1,130,190
0.750%	05/31/26	39	36,273
0.750%	08/31/26	2,120	1,965,141
0.875%	06/30/26	2,947	2,752,452
1.000%	01/31/24	107,440	104,712,032
1.000%	12/15/24	12,700	12,203,906
1.000%	07/31/28	5,070	4,639,446
1.125%	01/15/25	15,700	15,119,836
1.250%	09/30/28	5,280	4,899,675
1.250%	08/15/31	10,760	9,783,194
1.375%	10/31/28	9,650	9,021,242
1.375%	11/15/31	40,810	37,449,552
1.500%	10/31/24	14,391	14,037,971
1.500%	11/30/24	3,000	2,922,187
1.500%	01/31/27(h)(k)	122,525	117,107,098
1.750%	04/30/22	3,590	3,593,786
1.750%	07/15/22	8,968	8,994,974
1.750%	07/31/24	3,656	3,598,589
1.750%	12/31/24	14,391	14,102,056
1.750%	01/31/29(a)	185,500	177,645,234
1.875%	02/15/32	2,560	2,458,800
2.000%	02/15/25	2,366	2,332,543
2.125%	12/31/22	1,891	1,900,455
2.125%	07/31/24	1,891	1,877,408

A64

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.125%	05/15/25	2,081	$2,055,638
2.375%	05/15/27	81,620	81,250,159
2.750%	05/31/23	1,891	1,909,541
2.750%	02/15/24	10	9,875
2.875%	05/15/28(k)	2,798	2,863,141
U.S. Treasury Strips Coupon
1.498%(s)	08/15/41(k)	4,494	2,650,231
2.380%(s)	02/15/42	40,000	23,159,375
2.384%(s)	02/15/43	15,060	8,462,426

Total U.S. Treasury Obligations (cost $1,361,433,017)			1,274,473,886

	Shares
Exchange-Traded Funds — 3.1%
iShares Core U.S. Aggregate Bond ETF	793,203	84,952,041
Vanguard Total Bond Market ETF	1,068,559	84,993,183

Total Exchange-Traded Funds (cost $173,724,405)		169,945,224

Total Long-Term Investments (cost $6,235,358,897)		5,972,996,282
Short-Term Investments — 9.1%
Affiliated Mutual Fund — 5.7%
PGIM Institutional Money Market Fund (cost $312,160,501; includes $312,108,673 of cash collateral for securities on loan)(b)(we)	312,482,888	312,201,654

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
1.338%(c)	11/14/22	315	314,430
(cost $315,000)
U.S. Treasury Obligation(n) — 0.0%
U.S. Treasury Bills
0.045%	04/21/22	700	699,946
(cost $699,982)

Shares
Unaffiliated Fund — 3.4%
Dreyfus Government Cash Management (Institutional Shares)	188,246,317	188,246,317
(cost $188,246,317)
Value
Options Purchased*~ — 0.0%
(cost $347,926)	$393,159

Total Short-Term Investments (cost $501,769,726)	501,855,506

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—117.1% (cost $6,737,128,623)	6,474,851,788
Options Written*~ — (0.1)%
(premiums received $4,346,905)	(3,921,774)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—117.0% (cost $6,732,781,718)	6,470,930,014

Liabilities in excess of other assets(z) — (17.0)%	(938,049,222)

Net Assets — 100.0%	$5,532,880,792

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted

A65

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,459,008 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $306,392,180; cash collateral of $312,108,673 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $558,000. The aggregate value of $523,739 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at March 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 02/15/29 (cost $401,449)	401,449	$396,682	$—	$(4,767)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,621,444)	4.000%	TBA	04/13/22	(1,515)		$(1,546,247)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$114.50		351		351	$241,312
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$123.00		1		1	203
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.25		218		218	146,469
A66

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Japanese Yen Currency	Call	05/06/22	83.00		6		8	$5,175
Total Options Purchased (cost $347,926)								$393,159
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	99.00		11		28	$(1,031)
5 Year U.S. Treasury Notes Futures	Call	04/01/22	$114.50		159		159	(47,203)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$114.75		96		96	(52,500)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.00		247		247	(106,133)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$115.75		587		587	(110,062)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$116.50		426		426	(36,610)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$117.00		18		18	(984)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$117.50		28		28	(1,094)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$118.25		419		419	(9,821)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$118.50		107		107	(2,508)
5 Year U.S. Treasury Notes Futures	Call	04/22/22	$119.00		28		28	(438)
5 Year U.S. Treasury Notes Futures	Call	05/20/22	$114.75		233		233	(192,953)
10 Year Euro-Bund Futures	Call	04/22/22	161.50		6	EUR	6	(2,921)
10 Year Euro-Bund Futures	Call	04/22/22	162.00		12	EUR	12	(4,779)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$121.75		18		18	(20,813)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$122.00		45		45	(42,187)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$122.75		55		55	(18,906)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$123.50		14		14	(875)
10 Year U.S. Treasury Notes Futures	Call	04/01/22	$124.25		7		7	(109)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.25		14		14	(17,063)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$122.50		458		458	(486,625)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.00		600		600	(478,125)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$123.50		9		9	(5,063)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$124.00		402		402	(157,031)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$124.50		202		202	(53,656)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$125.00		9		9	(1,688)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$125.50		11		11	(1,375)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$126.00		27		27	(2,531)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.00		276		276	(17,250)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$127.50		7		7	(328)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.00		71		71	(3,328)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$128.50		21		21	(656)
10 Year U.S. Treasury Notes Futures	Call	04/22/22	$129.00		70		70	(2,188)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$124.00		673		673	(525,781)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$124.50		183		183	(111,516)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$126.00		55		55	(16,328)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$127.00		214		214	(40,125)
10 Year U.S. Treasury Notes Futures	Call	05/20/22	$130.00		214		214	(16,719)
20 Year U.S. Treasury Bonds Futures	Call	04/01/22	$152.00		7		7	(547)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$152.00		14		14	(14,000)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$153.00		27		27	(19,406)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$154.00		27		27	(13,922)
20 Year U.S. Treasury Bonds Futures	Call	04/22/22	$156.00		5		5	(1,406)
20 Year U.S. Treasury Bonds Futures	Call	05/20/22	$155.00		14		14	(13,781)
20 Year U.S. Treasury Bonds Futures	Call	05/20/22	$156.00		5		5	(3,984)
5 Year U.S. Treasury Notes Futures	Put	04/22/22	$114.00		342		342	(109,547)
10 Year U.S. Treasury Notes Futures	Put	04/01/22	$122.50		29		29	(4,078)
A67

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	04/01/22	$122.75		38		38	$(8,313)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$122.25		28		28	(16,625)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$126.50		14		14	(51,844)
10 Year U.S. Treasury Notes Futures	Put	04/22/22	$127.00		21		21	(87,937)
Total Exchange Traded (premiums received $3,273,958)								$(2,934,693)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.65%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	105,605		$(226,475)
CDX.NA.IG.37.V1, 12/20/26	Call	Goldman Sachs International	04/20/22	0.75%	CDX.NA.IG.37.V1(Q)	1.00%(Q)	105,605		(635,063)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.65%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	105,605		(91,052)
CDX.NA.IG.37.V1, 12/20/26	Put	Goldman Sachs International	04/20/22	0.75%	1.00%(Q)	CDX.NA.IG.37.V1(Q)	105,605		(34,491)
Total OTC Swaptions (premiums received $1,072,947)									$(987,081)
Total Options Written (premiums received $4,346,905)									$(3,921,774)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
322	3 Month SOFR	Jun. 2022	$79,425,325	$(23,151)
2,378	90 Day Euro Dollar	Dec. 2022	578,686,300	(5,972,251)
481	90 Day Euro Dollar	Jun. 2023	116,486,175	(2,846,485)
120	90 Day Euro Dollar	Sep. 2023	29,064,000	(651,877)
814	90 Day Euro Dollar	Dec. 2023	197,333,950	(2,489,242)
606	2 Year U.S. Treasury Notes	Jun. 2022	128,424,657	(2,140,933)
78	5 Year Euro-Bobl	Jun. 2022	11,119,007	(230,513)
11,136	5 Year U.S. Treasury Notes	Jun. 2022	1,277,160,000	(32,376,562)
185	10 Year Australian Treasury Bonds	Jun. 2022	17,545,735	(694,015)
136	10 Year Euro-Bund	Jun. 2022	23,870,397	(843,923)
1	10 Year U.K. Gilt	Jun. 2022	159,254	(2,288)
64	10 Year U.S. Ultra Treasury Notes	Jun. 2022	8,670,000	(273,213)
292	20 Year U.S. Treasury Bonds	Jun. 2022	43,818,250	(1,759,862)
842	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	149,139,250	(6,368,045)
559	Australian Dollar Currency	Jun. 2022	41,905,435	1,039,807
106	British Pound Currency	Jun. 2022	8,699,288	23,556
117	Canadian Dollar Currency	Jun. 2022	9,370,530	280,990
520	Euro Currency	Jun. 2022	72,143,500	1,006,980
85	Euro-OAT	Jun. 2022	14,246,675	(691,951)
188	Japanese Yen Currency	Jun. 2022	19,358,125	(1,007,445)
1,317	Mexican Peso	Jun. 2022	32,747,205	2,337,162
44	Swiss Franc Currency	Jun. 2022	5,979,050	33,990
				(53,649,271)
Short Positions:
536	30 Day Federal Funds	Apr. 2022	222,586,222	(46,939)
1,966	3 Month Euro EURIBOR	Jun. 2022	545,543,343	211,712
11	90 Day Euro Dollar	Apr. 2022	2,722,431	(4,973)
A68

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
663	90 Day Euro Dollar	Jun. 2022	$163,214,025	$68,183
1,639	2 Year U.S. Treasury Notes	Jun. 2022	347,339,955	3,414,039
35	5 Year Euro-Bobl	Jun. 2022	4,989,298	161,239
470	5 Year U.S. Treasury Notes	Jun. 2022	53,903,125	1,019,000
44	10 Year Euro-Bund	Jun. 2022	7,722,776	408,885
14	10 Year Japanese Bonds	Jun. 2022	17,215,377	121,807
5,432	10 Year U.S. Treasury Notes	Jun. 2022	667,457,000	11,862,025
420	10 Year U.S. Ultra Treasury Notes	Jun. 2022	56,896,875	3,084,950
609	20 Year U.S. Treasury Bonds	Jun. 2022	91,388,062	4,480,942
56	30 Year Euro Buxl	Jun. 2022	11,535,090	957,429
337	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	59,691,125	1,754,040
32	Euro Schatz Index	Jun. 2022	3,920,019	43,489
				27,535,828
				$(26,113,443)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	18,386	$13,182,490	$13,761,533	$579,043	$—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	745	535,197	557,607	22,410	—
Brazilian Real,
Expiring 04/19/22	Bank of America, N.A.	BRL	36,905	7,710,620	7,710,035	—	(585)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	BRL	13,500	2,796,202	2,820,233	24,031	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	BRL	6,598	1,380,830	1,378,504	—	(2,326)
British Pound,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	GBP	7,651	10,093,651	10,049,940	—	(43,711)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	6,101	8,272,547	8,014,007	—	(258,540)
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	1,727	2,338,721	2,268,378	—	(70,343)
Canadian Dollar,
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	75,562	59,373,526	60,436,934	1,063,408	—
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	1,658	1,307,381	1,326,127	18,746	—
Chinese Renminbi,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CNH	18,148	2,838,901	2,852,224	13,323	—
Euro,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	39,866	43,877,209	44,106,237	229,028	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	2,074	2,257,482	2,294,385	36,903	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	1,655	1,835,629	1,830,505	—	(5,124)
Expiring 04/19/22	Citibank, N.A.	EUR	5,817	6,660,354	6,438,607	—	(221,747)
Indian Rupee,
Expiring 04/19/22	Citibank, N.A.	INR	5,329	70,710	69,976	—	(734)
Japanese Yen,
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	2,763,072	23,879,389	22,704,682	—	(1,174,707)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	190,182	1,648,753	1,562,761	—	(85,992)
Russian Ruble,
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	816,492	10,593,340	9,752,631	—	(840,709)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	20,827	271,724	248,774	—	(22,950)
South African Rand,
Expiring 04/19/22	Morgan Stanley Capital Services LLC	ZAR	48,534	3,049,197	3,313,377	264,180	—
				$203,973,853	$203,497,457	2,251,072	(2,727,468)

A69

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	720	$536,099	$538,895	$—	$(2,796)
Brazilian Real,
Expiring 04/19/22	Citibank, N.A.	BRL	15,694	3,296,400	3,278,671	17,729	—
Expiring 04/19/22	Citibank, N.A.	BRL	13,629	2,333,000	2,847,367	—	(514,367)
Expiring 04/19/22	Citibank, N.A.	BRL	11,940	2,498,431	2,494,431	4,000	—
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	10,760	2,258,383	2,247,912	10,471	—
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	2,370	497,931	495,126	2,805	—
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	1,790	376,446	373,956	2,490	—
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	570	119,874	119,081	793	—
Expiring 04/19/22	Goldman Sachs Bank USA	BRL	250	52,431	52,229	202	—
British Pound,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	GBP	7,651	10,365,098	10,049,939	315,159	—
Expiring 04/19/22	Goldman Sachs Bank USA	GBP	1,940	2,636,966	2,547,605	89,361	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	7,651	10,092,149	10,048,181	43,968	—
Canadian Dollar,
Expiring 04/19/22	Morgan Stanley Capital Services LLC	CAD	10,285	8,113,863	8,226,317	—	(112,454)
Chinese Renminbi,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CNH	62,172	9,768,266	9,771,159	—	(2,893)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CNH	30,612	4,772,821	4,811,085	—	(38,264)
Euro,
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	41,499	47,112,162	45,913,316	1,198,846	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	2,095	2,319,431	2,317,812	1,619	—
Expiring 04/19/22	Citibank, N.A.	EUR	65,446	74,068,983	72,439,354	1,629,629	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	39,866	43,922,058	44,152,073	—	(230,015)
Indonesian Rupiah,
Expiring 04/19/22	Citibank, N.A.	IDR	131,674,660	9,080,072	9,174,072	—	(94,000)
Expiring 04/19/22	Citibank, N.A.	IDR	50,910,530	3,505,414	3,547,052	—	(41,638)
Expiring 04/19/22	Citibank, N.A.	IDR	23,640,340	1,630,200	1,647,076	—	(16,876)
Japanese Yen,
Expiring 04/19/22	Morgan Stanley Capital Services LLC	JPY	683,154	5,900,684	5,613,606	287,078	—
Mexican Peso,
Expiring 04/19/22	Citibank, N.A.	MXN	152,960	7,297,362	7,664,781	—	(367,419)
Expiring 04/19/22	Citibank, N.A.	MXN	113,650	5,461,658	5,694,968	—	(233,310)
Expiring 04/19/22	Citibank, N.A.	MXN	2,690	129,701	134,795	—	(5,094)
Expiring 04/19/22	Citibank, N.A.	MXN	890	42,771	44,598	—	(1,827)
Expiring 04/19/22	Goldman Sachs Bank USA	MXN	22,300	1,068,212	1,117,446	—	(49,234)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	MXN	42,462	2,046,067	2,127,760	—	(81,693)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	MXN	49,720	2,412,036	2,491,454	—	(79,418)
Russian Ruble,
Expiring 04/19/22	Bank of America, N.A.	RUB	9,170	72,778	109,532	—	(36,754)
Expiring 04/19/22	BNP Paribas S.A.	RUB	2,806	27,508	33,514	—	(6,006)
Expiring 04/19/22	BNP Paribas S.A.	RUB	2,377	27,642	28,395	—	(753)
Expiring 04/19/22	Citibank, N.A.	RUB	11,399	132,548	136,157	—	(3,609)
Expiring 04/19/22	Citibank, N.A.	RUB	5,766	53,146	68,877	—	(15,731)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	102,794	972,858	1,227,832	—	(254,974)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	53,430	497,022	638,196	—	(141,174)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	44,630	419,061	533,085	—	(114,024)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	29,400	271,593	351,169	—	(79,576)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	22,965	271,779	274,310	—	(2,531)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	13,911	133,118	166,158	—	(33,040)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	13,193	123,874	157,579	—	(33,705)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	11,630	134,063	138,915	—	(4,852)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	11,529	134,063	137,714	—	(3,651)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	9,761	108,602	116,586	—	(7,984)
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	8,187	79,871	97,787	—	(17,916)
A70

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/19/22	Goldman Sachs Bank USA	RUB	1,260	$11,831	$15,050	$—	$(3,219)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	RUB	11,301	112,449	134,987	—	(22,538)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	RUB	6,093	56,155	72,776	—	(16,621)
Expiring 04/19/22	Morgan Stanley Capital Services LLC	RUB	393,931	5,072,176	4,705,322	366,854	—
Swiss Franc,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CHF	5,500	6,020,733	5,955,826	64,907	—
				$278,447,839	$277,081,884	4,035,911	(2,669,956)
						$6,286,983	$(5,397,424)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	2,853	*	$(120,533)	$(15,830)	$104,703
Apache Corp.	12/20/26	1.000%(Q)	3,241	*	(90,301)	(37,063)	53,238
					$(210,834)	$(52,893)	$157,941

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	114,020	$(1,615,313)	$(1,865,369)	$(250,056)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)		Value at Trade Date		Value at March 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38	06/20/27	5.000%(Q)	23,350		*		$1,196,683		$1,323,048		$126,365
CDX.NA.IG.38	06/20/27	1.000%(Q)	260,991		*		3,597,952		4,269,817		671,865
							$4,794,635		$5,592,865		$798,230
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A71

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
28,950	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(95,996)	$792,601	$888,597
21,140	10/20/26	2.950%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(10,634)	1,039,639	1,050,273
28,950	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	286,353	(783,610)	(1,069,963)
21,140	10/20/31	2.770%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	17,402	(1,203,872)	(1,221,274)
				$197,125	$(155,242)	$(352,367)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	$152,757	$167,110	$14,353
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	36,002	45,514	9,512
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)	1,606	118,909	117,303
MXN	291,400	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	157,772	(579,990)	(737,762)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	129,673	(508,816)	(638,489)
	61,131	06/15/22	0.190%(S)	3 Month LIBOR(2)(Q)	(30)	(72,438)	(72,408)
	211,629	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(4,615,407)	(4,615,407)
	32,900	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(54,208)	711,216	765,424
	18,040	03/04/27	1.550%(A)	1 Day SOFR(2)(A)	(27,568)	(531,010)	(503,442)
	88,686	05/15/27	0.710%(A)	1 Day SOFR(1)(A)	193,966	6,037,947	5,843,981
	22,914	08/15/28	1.130%(A)	1 Day SOFR(1)(A)	152,219	1,321,740	1,169,521
	24,265	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	(10,215)	1,266,605	1,276,820
	14,025	11/01/28	1.200%(A)	1 Day SOFR(1)(A)	(796)	744,182	744,978
	21,120	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	81,615	208,475	126,860
	8,834	03/18/32	2.000%(A)	1 Day SOFR(1)(A)	71,606	69,664	(1,942)
	30,650	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	273,911	8,320,012	8,046,101
	14,130	08/19/45	0.740%(A)	1 Day SOFR(1)(A)	—	3,362,820	3,362,820
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)	(177,994)	518,503	696,497
	10,140	02/15/47	1.729%(A)	1 Day SOFR(1)(A)	—	567,993	567,993
	2,159	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	217,084	163,720	(53,364)
	12,558	07/09/51	1.671%(S)	3 Month LIBOR(1)(Q)	(55,621)	1,546,680	1,602,301
					$1,141,779	$18,863,429	$17,721,650

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A72

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A73